united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2015

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

(formerly FVIT WMC Research Managed Risk Portfolio)

FVIT Balanced Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT PIMCO Tactical Allocation Portfolio

Class II shares

Each a series of the Forethought Variable Insurance Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders/Contract Owners:	(Unaudited)

Thank you for investing in the FVIT Portfolios. We are pleased to present our semi-annual shareholder letter which highlights your fund’s performance and other pertinent information for the 6 months ended June 30, 2015.

Domestically, 2015 began much the way it did in 2014 as severe weather combined with a West Coast port strike and a rapid, significant strengthening of the US Dollar versus the Euro negatively impacted the economy. First quarter Real Gross Domestic Product (GDP) shrank by 0.2%, a particularly weak reading given a GDP contraction of 2.1% in the first quarter of 20141. That said, unemployment continued to improve, falling to 5.4% on June 30, 2015 from 5.7% at year-end 20142, while inflation remained benign. Overall, while U.S. economic data was weaker than expected in the first half of 2015, we believe that much of the weakness was caused by temporary factors that we expect to subside over the balance of the year. In our view, the U.S. economy is trending in a modestly positive direction, as witnessed by second quarter GDP of 2.3%1.

In the financial markets, while most major equity indices posted positive returns in the first half of 2015, month-to-month returns were highly variable by region. The MSCI EAFE Index (which measures developed market international equities), for example, was up 5.98% in February, down 1.52% in March, up 4.08% in April, then down 2.83% in June. Concerns regarding Greece and China, combined with a weaker than expected domestic economy, contributed to significant swings in virtually all financial markets. During this period, the U.S. Dollar strengthened rapidly and materially versus many major currencies, particularly the Euro. Global growth concerns continued, most notably in China where a significant financial market sell-off took place at the end of June and into July. These factors caused heightened volatility across the financial markets.

Domestic equity returns were positive year-to-date through June 30, 2015, particularly small- and mid-capitalization equities, which fared better than their large capitalization brethren. International equity markets outpaced domestic markets during the period, a turnaround from 2014 performance. Given the substantial strengthening of the U.S. Dollar however, the disparity between local currency and U.S. Dollar returns in foreign equity markets is worth noting.

Domestic fixed income markets had mixed returns during the period, with high yield outperforming investment grade as investors continued to reach for yield in this extended period of ultra-low interest rates. Commodities continued to weaken on lower demand from China and Europe.

Diverging central bank monetary policies have continued as expected into 2015. The U.S. Federal Reserve Bank continues to consider the timing of an interest rate increase, while the European Central Bank (ECB) not only remains firmly in a quantitative easing stance for the foreseeable future, but is also dealing with Greece’s financial difficulties. The Bank of Japan similarly continues with its aggressive monetary policy.

Consistent with our view at the end of 2014, we expect volatility in 2015 to remain higher than it has been in recent years due to a combination of several factors, including valuation levels being at the higher end of their historic range, diverging monetary policies of global central banks, concerns over global growth, and global adjustment to lower energy prices. The presence of higher levels of volatility is a good reminder of the benefits of portfolio diversification, and while diversification can’t guarantee a profit or prevent a loss, it may help improve your overall investment experience.

The following pages contain management’s discussion of recent Portfolio performance.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President and Co-Portfolio Manager	Vice President, Co-Portfolio Manager
Forethought Investment Advisors, LLC	Forethought Investment Advisors, LLC

[1]	U.S. Department of Commerce, Bureau of Economic Analysis

[2]	U.S. Department of Labor, Bureau of Labor Statistics

Portfolio	Benchmark
FVIT American Funds® Managed Risk Portfolio	S&P Target Risk Moderate Index
FVIT BlackRock Global Allocation Managed Risk Portfolio	S&P Target Risk Moderate Index
FVIT Wellington Research Managed Risk Portfolio (formerly FVIT	S&P Target Risk Moderate Index
WMC Research Managed Risk Portfolio)
FVIT Balanced Managed Risk Portfolio	S&P Target Risk Conservative Index
FVIT Select Advisor Managed Risk Portfolio	S&P Target Risk Moderate Index
FVIT Franklin Dividend and Income Managed Risk Portfolio	S&P Target Risk Moderate Index
FVIT Growth Managed Risk Portfolio	S&P Target Risk Growth Index
FVIT Moderate Growth Managed Risk Portfolio	S&P Target Risk Moderate Index
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	S&P Target Risk Conservative Index
FVIT PIMCO Tactical Allocation Portfolio	S&P Target Risk Moderate Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Forethought Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio’s portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed reliable, but not guaranteed.

Index Definitions:

S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of return

S&P Target Risk Moderate Index offers significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

S&P Target Risk Growth Index increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

Barclays US Aggregate Bond Index (“Barclays US Agg Bond”). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody’s and Standard and Poor’s.

BofA ML High Yield Cash Pay MV USI Index (“BofA ML US High Yield”). An index that tracks the performance of US dollar denominated, below investment grade corporate debt, currently in a coupon paying period, which is publically issued in the US domestic market.

MSCI EAFE Total Return Index (“MSCI EAFE”). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

MSCI Emerging Markets Total Return Index (“MSCI Emerging Markets”). An index created by Morgan Stanley Capital International (MSCI) that is designed to measure equity market performance in global emerging markets. The index is unmanaged and not available for direct investment. The Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 21 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Russell 2000 Total Return Index (“Russell 2000”). An index measuring the performance approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P Midcap 400 Total Return Index (“S&P MidCap 400”). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P 500 Total Return Index (“S&P 500”). A market capitalization weighted price index composed of 500 widely held US common stocks. Frequently used as a measure of US stock market performance.

S&P GSCI Total Return Index (“S&P GSCI”). A broad based, production weighted index meant to be representative of the global commodity market beta. The S&P Goldman Sachs Commodity Index (GSCI) consists of 24 commodity futures on physical commodities across five sectors; energy, agriculture, livestock, industrial metals, and precious metals.

3559-NLD-8/3/2015

(Unaudited)

Table of Contents

Page

FVIT Portfolio Reviews	1-20

Financial Statements:

Portfolio of Investments	21-50

Statements of Assets and Liabilities	51-54

Statements of Operations	55-58

Statements of Changes in Net Assets	59-63

Financial Highlights	64-73

Notes to Financial Statements	74-92

Expense Examples	93-94

Supplemental Information	95-100

Privacy Policy	101-102

FVIT American Funds® Managed Risk Portfolio

Portfolio Review

June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the period?

During the first 6 months of 2015, the Portfolio outperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of 1.01% compared to a benchmark return of 0.70%, a positive difference of 31 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

An overweight to equities versus the benchmark contributed positively to performance in the first 6 months of 2015. Within equities, an underweight to international developed market equities contributed negatively. Within domestic equities, the Portfolio’s overweight position in mid-caps more than offset an underweight position in small caps and contributed positively to performance.

An underweight to fixed income versus the benchmark contributed positively to performance in the first 6 months of 2015 as equities outperformed fixed income. Within fixed income, the portfolio modestly outperformed the benchmark due to a slightly shorter duration position.

While the managed risk strategy was a modest detractor from performance during the period, it was more than offset by the overweight to equities.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio continued to be overweight U.S. large caps and underweight international and emerging market equities versus the benchmark. During the period, we reduced the Portfolio’s underweight to international equities versus the benchmark as we became more constructive on developed market Europe and Asia as economic data and growth prospects improved combined with relatively attractive valuations.

At period end, the Portfolio remained underweight fixed income versus the benchmark, and within fixed income, the Portfolio was short duration relative to the benchmark due to concerns about rising interest rates.

3559-NLD-8/3/2015

FVIT American Funds® Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2015 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT American Funds® Managed Risk Portfolio
Class II	1.01%	2.42%	5.78%
S&P Target Risk® Moderate Index (Total Return)	0.70%	0.77%	4.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.19% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is October 31, 2013.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Equity Funds	59.9%
Debt Funds	29.7%
Money Market Fund	6.0%
Other Assets Less Liabilities - Net	4.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

FVIT BlackRock Global Allocation Managed Risk Portfolio

Portfolio Review

June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio outperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of 2.34% compared to a benchmark return of 0.70%, a positive difference of 164 basis points.

What factors and allocation decisions influenced the Portfolio’s performance?

The Portfolio seeks to achieve its object by investing under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in the BlackRock Global Allocation V.I. Fund. The Portfolio’s other investments include cash, a money market fund, and futures contracts. BlackRock Global Allocation V.I. Fund outperformed the S&P Target Risk Moderate Index during the period.

While the managed risk strategy was a modest detractor from performance during the period, it was more than offset by the overweight to equities.

How was the Portfolio positioned at period end?

At period end, the Portfolio’s primary investment remained the BlackRock Global Allocation V.I. Fund.

3559-NLD-8/3/2015

FVIT BlackRock Global Allocation Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2015 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT BlackRock Global Allocation Managed Risk Portfolio
Class II	2.34%	0.20%	3.16%
S&P Target Risk® Moderate Index (Total Return)	0.70%	0.77%	4.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.25% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is October 31, 2013.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Asset Allocation Fund	95.0%
Money Market Fund	0.3%
Other Assets Less Liabilities - Net	4.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015.

FVIT Wellington Research Managed Risk Portfolio

Portfolio Review

June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio outperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of 2.13% compared to a benchmark return of 0.70%, a positive difference of 143 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

An overweight to equities versus the benchmark contributed positively to performance in the first 6 months of 2015. During the period, the equity portion of the Portfolio’s outperformance versus the S&P 500 (gross of fees) was driven by security selection. Sectors where stock selection was additive to performance were Consumer Staples, Financials, Information Technology, Energy, Health Care, and Industrials. Sectors where stock selection detracted from performance were Consumer Discretionary and Utilities.

The Portfolio’s top relative contributors included Freescale Semiconductor (0.2% of net assets), Santander Consumer (0.7% of net assets), and Apple (3.5% of net assets). Freescale Semiconductor is a provider of both semiconductors and complementary devices and software. The stock surged after NXP Semiconductors and Freescale announced a $40 billion merger. Santander Consumer, a specialized consumer finance company focused on vehicle finance and other unsecured consumer lending products, saw shares rise after reporting earnings which beat expectations due to both lower than forecast expenses and increasing credit strength. Shares of Apple, the designer of the iPhone, iPad, and other interconnected mobile communications and media devices, rose during the period after the company reported record numbers due to better than expected revenue and an increase in gross margins. Western Digital (0.3% of net assets), the largest computer hard disk drive manufacturer in the world, was the Portfolio’s largest detractor during the period. The stock underperformed as the outlook for PC demand appears to be weaker than the market previously expected in the near term. Not owning JPMorgan Chase, and reducing positions in strong performing benchmark constituents, Walt Disney (0.0% of net assets) and Gilead Sciences (0.2% of net assets), detracted from relative performance during the period.

The fixed income portion of the Portfolio outperformed the Barclays U.S. Aggregate (gross of fees) during the period. Security selection within the Investment Grade Credit sector, particularly Industrials, was the primary driver of relative performance over the period. Additionally, an overweight to the Asset Backed Securities sector, as well the duration and yield curve positioning, added to relative results. On the other hand, security selection within Agency mortgage backed securities modestly detracted from relative results during the period.

The managed risk strategy was marginally accretive to performance in the period.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. The equity portion of the Portfolio was industry-neutral, designed to add value through fundamental, bottom-up security analysis. The Portfolio consists of multiple sub-portfolios, with each sub-portfolio actively managed by one or more of Wellington Management’s global industry analysts. The allocation of assets to each sub-portfolio corresponds to the relative weight of the analysts’ coverage universe within the index. However, within in an industry, an analyst’s stock selection may result in an overweight or underweight to certain sub-industries in his or her area of coverage.

The fixed income portion of the Portfolio was positioned with a slightly short duration bias as the stronger state of the US economy points to the possibility of a Federal Reserve (Fed) increase in interest rates later this year. The Portfolio maintains a moderately pro-cyclical positioning in credit markets based on supportive monetary policy, positive credit fundamentals and attractive valuations. This view is reflected in an overweight position in the securitized sector, particularly asset-backed and commercial mortgage-backed securities as consumer benefits from improving labor and housing market. The Portfolio maintains an underweight to agency mortgage-backed securities as the sub-adviser expects more volatility in the sector with diminished Fed involvement.

3559-NLD-8/3/2015

FVIT Wellington Research Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2015 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Wellington Research Managed Risk Portfolio
Class II	2.13%	6.26%	8.81%
S&P 500 Target Risk® Moderate Index (Total Return)	0.70%	0.77%	4.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.21% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is October 31, 2013.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Common Stocks	58.5%
U.S. Treasury Securities	16.8%
Mortgage Backed Securities	7.6%
Corporate Bonds	6.3%
Asset Backed Securities	1.8%
Exchange Traded Fund	3.0%
Commercial Mortgage Backed Securities	0.4%
Municipal Securities	0.4%
Money Market Fund	9.2%
Other Assets Less Liabilities - Net	(4.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015.

FVIT Balanced Managed Risk Portfolio

Portfolio Review

June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio outperformed its reference benchmark, the S&P Target Risk Conservative Index. The Portfolio posted a return of 0.65% compared to a benchmark return of 0.24%, a positive difference of 41 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

An overweight to equities versus the benchmark contributed positively to performance in the first 6 months of 2015. Within equities, an underweight to international developed market equities contributed negatively. Within domestic equities, the Portfolio’s overweight position in mid- and small-caps contributed positively.

An underweight to fixed income versus the benchmark contributed positively to performance in the first 6 months of 2015 as equities outperformed fixed income. Within fixed income, the Portfolio slightly underperformed the benchmark due to a modestly lower weighting to cash.

The managed risk strategy was marginally accretive to performance during the period.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio continues to be overweight U.S. large caps and underweight international and emerging market equities versus the benchmark. During the period, we reduced the Portfolio’s underweight to international equities versus the benchmark as we became more constructive on developed market Europe and Asia as economic data and growth prospects improved combined with relatively attractive valuations.

At period end, the Portfolio remained underweight fixed income versus the benchmark; within fixed income, the Portfolio was short duration relative to the benchmark due to concerns about rising rates.

3559-NLD-8/3/2015

FVIT Balanced Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Balanced Managed Risk Portfolio
Class II	0.65%	2.47%	5.27%
S&P Target Risk® Conservative Index (Total Return)	0.24%	0.31%	3.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.04% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is October 31, 2013.

The S&P Target Risk® Conservative Index (Total Return) emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

Holdings by Asset Class	% of Net Assets
Equity Funds	45.1%
Debt Funds	47.0%
Money Market Fund	4.5%
Other Assets Less Liabilities - Net	3.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015.

FVIT Select Advisor Managed Risk Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of 0.64% compared to a benchmark return of 0.70%, a negative difference of 6 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

An overweight to equities versus the benchmark contributed positively to performance in the first 6 months of 2015. Within equities, an underweight to international developed market equities contributed negatively. Within domestic equities, the Portfolio’s overweight position in mid- and small-caps contributed positively. An underweight to emerging markets stocks contributed positively.

An underweight to fixed income versus the benchmark contributed positively to performance in the first 6 months of 2015 as equities outperformed fixed income. Within fixed income, the Portfolio outperformed the benchmark due to a slightly shorter duration position.

While the managed risk strategy was a modest detractor from performance during the period, it was more than offset by the overweight to equities.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio continued to be overweight U.S. large caps and underweight international and emerging market equities versus the benchmark. During the period, we reduced the Portfolio’s underweight to international equities versus the benchmark as we became more constructive on developed market Europe and Asia as economic data and growth prospects improved combined with relatively attractive valuations.

At period end, the Portfolio remained underweight fixed income versus the benchmark, and within fixed income, the Portfolio was short duration relative to the benchmark due to concerns about rising interest rates.

3559-NLD-8/3/2015

FVIT Select Advisor Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Select Advisor Managed Risk Portfolio
Class II	0.64%	3.00%	6.14%
S&P Target Risk® Moderate Index (Total Return)	0.70%	0.77%	4.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.18% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is October 31, 2013.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Equity Funds	67.8%
Debt Funds	21.7%
Money Market Fund	5.7%
Other Assets Less Liabilities - Net	4.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

FVIT Franklin Dividend and Income Managed Risk Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of -0.85% compared to a benchmark return of 0.70%, a negative difference of 155 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

Dividend stocks underperformed the domestic and international equity developed markets year-to-date, which is the primary driver of underperformance versus the benchmark. Additionally, the equity sleeve of the fund is less than 3% invested in international stocks, whereas the benchmark has approximately 20% invested in international stocks, which during the first half of 2015 outperformed domestic equities.

The equity sleeve of this Portfolio is managed pursuant to a rising dividends strategy which seeks to invest in equity securities that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stock and have maintained or increased their dividend rate during the last four consecutive years. The equity sleeve of the Portfolio seeks to invest in securities of companies that have: (1) consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time; (2) increased dividends substantially (at least 100%) over the last 10 years; (3) reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and (4) either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

Due to the higher equity exposure of this Portfolio, a higher degree of hedging is necessary during periods of volatility in order to help the Portfolio seek to meet its objective of providing capital appreciation and income while seeking to manage volatility. This increase in hedging in order to help manage higher levels of volatility can also limit upside performance. The managed risk strategy was a meaningful detractor from performance during the period, as volatility exhibited several spikes followed by rapid reversals. Additionally, dividend stocks experienced a higher level of volatility during the period than one might normally expect relative to other equities.

The Franklin Templeton Total Return Fund, the primary investment for the fixed income sleeve of the Portfolio, modestly outperformed the fixed income portion of the benchmark during the period.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. The equity sleeve of the Portfolio’s largest holdings were Roper Technologies Inc., (formerly Roper Industries Inc.,) an industrial conglomerate (2.6% of net assets); United Technologies Corp., a building systems and aerospace products and services provider (2.2% of net assets); Praxair Inc., a producer of industrial gases (2.1% of net assets); Air Products and Chemicals Inc., a manufacturer of specialty gases (2.0% of net assets); Medtronics PLC, a manufacturer of therapeutic and diagnostic medical products (2.0% of net assets); Honeywell International Inc., a manufacturer of diversified technology (2.0% of net assets); Johnson Controls Inc., a building efficiency and auto components company (1.9% of net assets); Stryker Corp, a manufacturer of specialty surgical and medical products (1.9% of net assets); and Becton, Dickinson and Co., a manufacturer of medical devices (1.8% of net assets).

The Portfolio remained underweight fixed income versus the benchmark and the fixed income sleeve of the Portfolio was primarily invested in fixed income investment grade securities through the Franklin Templeton Total Return Fund.

3559-NLD-8/3/2015

FVIT Franklin Dividend and Income Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the period ended June 30, 2015, as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Franklin Dividend and Income Managed Risk Portfolio
Class II	(0.85)%	1.56%	3.76%
S&P Target Risk® Moderate Index (Total Return)	0.70%	0.77%	2.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.16% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is April 30, 2014.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Common Stocks	70.1%
Debt Fund	23.9%
Money Market Fund	1.6%
Other Assets Less Liabilities - Net	4.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

FVIT Growth Managed Risk Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Growth Index. The Portfolio posted a return of -0.29% compared to a benchmark return of 1.74%, a negative difference of 203 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

Due to the higher equity exposure of this Portfolio, a higher degree of hedging is necessary during periods of volatility in order to help the Portfolio seek to meet its objective of providing capital appreciation and income while seeking to manage volatility. This increase in hedging in order to help manage higher levels of volatility can also limit upside performance. The managed risk strategy was a meaningful detractor from performance during the period, as volatility exhibited several spikes followed by rapid reversals.

Within equities, an underweight to international developed market equities contributed negatively. Within domestic equities, the Portfolio’s overweight position in mid- and small-caps contributed positively.

Within fixed income, the Portfolio slightly underperformed the benchmark due to a modestly lower weighting to cash.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio continued to be overweight U.S. large caps and underweight international and emerging market equities versus the benchmark. During the period, we reduced the Portfolio’s underweight to international equities versus the benchmark as we became more constructive on developed market Europe and Asia as economic data and growth prospects improved combined with relatively attractive valuations.

At period end, the Portfolio remained underweight fixed income versus the benchmark, and within fixed income, the Portfolio was short duration relative to the benchmark due to concerns about rising rates.

3559-NLD-8/3/2015

FVIT Growth Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the period ended June 30, 2015, as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Growth Managed Risk Portfolio
Class II	(0.29)%	1.06%	3.93%
S&P Target Risk® Growth Index (Total Return)	1.74%	2.58%	4.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.99% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is April 30, 2014.

The S&P Target Risk® Growth Index (Total Return) which offers increased exposure to equities, while also using some fixed income exposure to diversify risk.

Holdings by Asset Class	% of Net Assets
Equity Funds	78.8%
Debt Funds	14.2%
Money Market Fund	4.5%
Other Assets Less Liabilities - Net	2.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015.

FVIT Moderate Growth Managed Risk Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

During the first 6 months of 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of 0.57% compared to a benchmark return of 0.70%, a negative difference of 13 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

Due to the higher equity exposure of this Portfolio, a higher degree of hedging is necessary during periods of volatility in order to help the Portfolio seek to meet its objective of providing capital appreciation and income while seeking to manage volatility. This increase in hedging in order to help manage higher levels of volatility can also limit upside performance. The managed risk strategy was a detractor from performance during the period, as volatility exhibited several spikes followed by rapid reversals.

An overweight to equities versus the benchmark contributed positively to performance in the first 6 months of 2015. While an underweight to international developed market equities contributed negatively, the Portfolio’s overweight position in domestic mid- and small-caps contributed positively.

An underweight to fixed income versus the benchmark contributed positively to performance in the first 6 months of 2015 as equities outperformed fixed income. Within fixed income, the Portfolio slightly underperformed the benchmark due to a modestly lower weighting to cash.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio continued to be overweight U.S. large caps and underweight international and emerging market equities versus the benchmark. During the period, we reduced the Portfolio’s underweight to international equities versus the benchmark as we became more constructive on developed market Europe and Asia as economic data and growth prospects improved combined with relatively attractive valuations.

At period end, the Portfolio remained underweight fixed income versus the benchmark, and within fixed income, the Portfolio was short duration relative to the benchmark due to concerns about rising rates.

3559-NLD-8/3/2015

FVIT Moderate Growth Managed Risk Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the period ended June 30, 2015, as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
FVIT Moderate Growth Managed Risk Portfolio
Class II	0.57%	2.82%	4.78%
S&P Target Risk® Moderate Index (Total Return)	0.70%	0.77%	2.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.99% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is April 30, 2014.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Equity Funds	59.7%
Debt Funds	33.2%
Money Market Fund	3.9%
Other Assets Less Liabilities - Net	3.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015.

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

The Portfolio’s inception date was April 30, 2015. For the two months ended June 30, 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Conservative Index. The Portfolio posted a return of -1.30% compared to a benchmark return of -1.58%, a positive difference of 28 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

The Portfolio’s exposure to U.S. fixed income was the main detractor from returns, followed by exposure to European and U.S. large cap equities. Conversely, the Portfolio’s exposure to Japanese equities was the largest positive contributor to returns. The hedge overlay strategy was a slight detractor from performance during the period.

How was the Portfolio positioned at period end?

At period end, the Portfolio had approximately 40% of its assets invested in U.S. equities with an additional 19% in international equities. Furthermore, the Portfolio was allocated 36% to U.S. fixed income and held 5% in cash.

3559-NLD-8/3/2015

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the period ended June 30, 2015, as compared to its benchmark:

Performance
Since Inception**
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Class II	(1.30)%
S&P Target Risk® Conservative Index (Total Return)	(1.58)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.20% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is April 30, 2015.

The S&P Target Risk® Conservative Index (Total Return) provides significant exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

Holdings by Asset Class	% of Net Assets
Equity Funds	9.3%
U.S. Government Agencies	32.5%
U.S Treasury Securities	43.0%
Options Purchased	0.6%
Money Market Fund	15.3%
Other Assets Less Liabilities - Net	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

FVIT PIMCO Tactical Allocation Portfolio
Portfolio Review
June 30, 2015 (Unaudited)

Investment Objective

The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

Management Review

How did the Portfolio perform during the year?

The Portfolio’s inception date was April 30, 2015. For the two months ended June 30, 2015, the Portfolio underperformed its reference benchmark, the S&P Target Risk Moderate Index. The Portfolio posted a return of -1.70% compared to a benchmark return of -1.63%, a negative difference of 7 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

During the two months since inception, the Portfolio remained overweight equities relative to the benchmark which detracted from performance as equities fell. Within equities, an underweight to emerging market equities benefitted the Portfolio but an underweight to U.S. mid-cap and U.S. small-cap detracted from relative performance as these segments of the market rallied during this time period.

The Portfolio’s underweight duration exposure in fixed income relative to the benchmark contributed positively to performance during the 2 months since inception as the 10-year Treasury rate rose 32 basis points over that time period. A tactical short to the Japanese Yen was positive as accommodative policies continued to drive the currency lower versus the dollar. Exposure to Treasury inflation protected securities (TIPS) contributed to returns as expectations for future inflation rose. Exposure to non-Agency mortgages was positive as the sector continued to benefit from the on-going housing recovery. The tail risk hedging strategy was neutral for Portfolio performance.

How was the Portfolio positioned at period end?

At period end, the Portfolio remained overweight equities relative to the benchmark. Within equities, the Portfolio is overweight U.S. large cap, equal weight international developed, and underweight emerging markets. Towards the end of the period, the Portfolio slightly reduced the overweight to U.S. large cap equities relative to the benchmark as volatility increased.

Within fixed income, the Portfolio remained defensive towards interest rate risk relative to the benchmark. The Portfolio continued to emphasize diversified sources of return that provide attractive risk-adjusted return potential such as TIPS and Agency mortgage-backed securities. Lastly, the Portfolio also held short Euro and Japanese Yen currency positions relative to the benchmark to benefit from divergent global monetary policies.

3559-NLD-8/3/2015

FVIT PIMCO Tactical Allocation Portfolio
Portfolio Review (Continued)
June 30, 2015 (Unaudited)

The Portfolio’s performance figures* for the period ended June 30, 2015, as compared to its benchmark:

Performance
Since Inception**
FVIT PIMCO Tactical Allocation Portfolio
Class II	(1.70)%
S&P Target Risk® Moderate Index (Total Return)	(1.63)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 1.20% for Class II shares per the April 30, 2015 prospectus.

**	Commencement of operations is April 30, 2015.

The S&P Target Risk® Moderate Index (Total Return) provides significant exposure to fixed income, while also providing increased opportunity for capital growth through equities.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	29.3%
Asset Backed Securities	3.8%
Corporate Bonds	5.2%
Mortgage Backed Securities	27.7%
Collateralized Mortgage Obligations	4.9%
U.S. Treasury Securities	34.1%
Money Market Fund	0.1%
Purchased Options	1.6%
Other Assets Less Liabilities - Net	(6.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as June 30, 2015. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

FVIT American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS - 89.6%
	DEBT FUND - 29.7%
4,651,307	American Funds Insurance Series - Bond Fund - Class 1	$50,280,632

	EQUITY FUNDS - 59.9%
2,203,089	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	29,102,809
1,462,863	American Funds Insurance Series - Global Growth and Income Fund - Class 1	19,265,904
242,465	American Funds Insurance Series - Growth Fund - Class 1	16,434,293
783,640	American Funds Insurance Series - Growth-Income Fund - Class 1	36,525,481
		101,328,487
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $161,412,077)	151,609,119

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
10,240,269	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $10,240,269)	10,240,269

	TOTAL INVESTMENTS - 95.6% (Cost - $171,652,346)(b)	$161,849,388
	OTHER ASSETS LESS LIABILITIES - NET - 4.4%	7,437,846
	TOTAL NET ASSETS - 100.0%	$169,287,234

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $171,699,217 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(9,849,829)
Net Unrealized Depreciation:	$(9,849,829)

Contracts		Unrealized Appreciation
	SHORT FUTURES CONTRACTS
4	MSCI EAFE Index Mini Future September 2015
	(Underlying Face Amount at Value $366,800)	$200
5	MSCI Emerging Market E-Mini Future September 2015
	(Underlying Face Amount at Value $239,850)	125
10	S&P 500 E-Mini September 2015
	(Underlying Face Amount at Value $1,027,250)	3,000
1	S&P Midcap 400 E-Mini Future September 2015
	(Underlying Face Amount at Value $149,810)	390
	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS	$3,715

See accompanying notes to financial statements.

FVIT BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.0%
	ASSET ALLOCATION FUND - 95.0%
13,723,827	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $240,151,441)	$229,462,383

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%

721,185	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $721,185)	721,185

	TOTAL INVESTMENTS - 95.3% (Cost - $240,872,626)(b)	$230,183,568
	OTHER ASSETS LESS LIABILITIES -NET - 4.7%	11,471,123
	TOTAL NET ASSETS - 100.0%	$241,654,691

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $240,872,626 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(10,689,058)
Net Unrealized Depreciation:	$(10,689,058)

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 58.5%
	ADVERTISING - 0.0% **
4,982	The Interpublic Group of Cos., Inc.	$96,003

	AEROSPACE/DEFENSE - 1.6%
8,122	The Boeing Co.	1,126,684
2,680	General Dynamics Corp.	379,729
6,327	Lockheed Martin Corp.	1,176,189
7,918	United Technologies Corp.	878,344
		3,560,946
	AGRICULTURE - 0.6%
30,344	Altria Group, Inc.	1,484,125

	AIRLINES - 0.0% **
1,230	American Airlines Group, Inc.	49,120
980	United Continental Holdings, Inc. *	51,950
		101,070
	APPAREL - 0.2%
5,290	VF Corp.	368,925

	BANKS - 4.4%
165,260	Bank of America Corp.	2,812,725
34,140	Citizens Financial Group, Inc.	932,363
7,409	Northern Trust Corp.	566,492
22,410	The PNC Financial Services Group, Inc.	2,143,516
64,769	Wells Fargo & Co.	3,642,609
		10,097,705
	BEVERAGES - 2.1%
6,323	Anheuser-Busch InBev - ADR	762,996
6,597	Dr. Pepper Snapple Group, Inc.	480,921
6,012	Monster Beverage Corp. *	805,728
15,851	PepsiCo, Inc.	1,479,532
31,406	The Coca-Cola Co.	1,232,057
		4,761,234
	BIOTECHNOLOGY - 1.0%
1,307	Achillion Pharmaceuticals, Inc. *	11,580
671	Alnylam Pharmaceuticals, Inc. *	80,433
20,971	Arena Pharmaceuticals, Inc. *	97,305
6,994	BioCryst Pharmaceuticals, Inc. *	104,420
1,000	Blueprint Medicines Corp. *	26,490
4,649	Gilead Sciences, Inc.	544,305
6,210	GlycoMimetics, Inc. *	49,369
400	Incyte Corp. *	41,684
185	Karyopharm Therapeutics, Inc. *	5,034
1,500	Nivalis Therapeutics, Inc. *	22,725
7,891	Novavax, Inc. *	87,906
3,762	Otonomy, Inc. *	86,488
1,242	PTC Therapeutics, Inc. *	59,777
83	Puma Biotechnology, Inc. *	9,690
1,608	Regeneron Pharmaceuticals, Inc. *	820,289
1,620	Ultragenyx Pharmaceutical, Inc. *	165,872
		2,213,367
	BUILDING MATERIALS - 0.4%
11,511	Boise Cascade Co. *	422,223
8,180	CRH PLC - ADR	229,940
220	Martin Marietta Materials, Inc.	31,132
7,170	Summit Materials, Inc. *	182,835
380	Vulcan Materials Co.	31,893
		898,023

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	CHEMICALS - 1.0%
4,751	Cabot Corp.	$177,165
8,813	Celanese Corp.	633,478
3,531	LyondellBasell Industries	365,529
6,512	The Dow Chemical Co.	333,219
6,930	The Mosaic Co.	324,671
2,137	The Sherwin-Williams Co.	587,718
		2,421,780
	COAL - 0.1%
6,517	CONSOL Energy, Inc.	141,680

	COMMERCIAL SERVICES - 1.2%
6,698	Automatic Data Processing, Inc.	537,381
4,095	Equifax, Inc.	397,584
3,339	Global Payments, Inc.	345,420
4,806	Heartland Payment Systems, Inc.	259,764
3,922	ManpowerGroup, Inc.	350,548
1,570	McGraw Hill Financial, Inc.	157,707
3,100	TransUnion *	77,810
5,878	TriNet Group, Inc. *	149,007
4,895	WEX, Inc. *	557,883
		2,833,104
	COMPUTERS - 4.8%
8,307	Accenture PLC - Cl. A	803,951
64,339	Apple, Inc.	8,069,719
8,322	Cognizant Technology Solutions Corp. - Cl. A *	508,391
35,436	Genpact Ltd. *	755,850
9,791	Western Digital Corp.	767,810
		10,905,721
	COSMETICS/PERSONAL CARE - 0.9%
40,730	Avon Products, Inc.	254,970
8,830	Colgate-Palmolive Co.	577,570
10,999	Coty, Inc. - Cl. A	351,638
11,328	The Estee Lauder Cos., Inc.	981,684
		2,165,862
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
732	Alliance Data Systems Corp. *	213,700
3,887	Ameriprise Financial, Inc.	485,603
1,201	BlackRock, Inc. - Cl. A	415,522
5,835	Invesco Ltd.	218,754
5,550	Janus Capital Group, Inc.	95,016
2,775	Raymond James Financial, Inc.	165,335
61,085	Santander Consumer USA Holdings, Inc. *	1,561,943
24,452	Visa, Inc. - Cl. A	1,641,952
6,794	WisdomTree Investments, Inc.	149,230
		4,947,055
	ELECTRIC - 2.1%
2,300	8POINT3 Energy Partners LP *	42,826
7,004	Ameren Corp.	263,911
1,650	American Electric Power Co., Inc.	87,401
9,925	Dominion Resources, Inc.	663,685
2,551	DTE Energy Co.	190,407
8,669	Duke Energy Corp.	612,205
7,003	Edison International	389,227
4,988	Eversource Energy	226,505
10,168	Exelon Corp.	319,479
1,250	FirstEnergy Corp.	40,688
3,944	ITC Holdings Corp.	126,918
13,690	MDU Resources Group, Inc.	267,366
10,401	NextEra Energy, Inc.	1,019,610
2,824	NRG Energy, Inc.	64,613
7,348	PG&E Corp.	360,787

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	ELECTRIC (Continued) - 2.1%
2,492	Pinnacle West Capital Corp.	$141,770
2,433	Public Service Enterprise Group, Inc.	95,568
		4,912,966
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
4,130	AMETEK, Inc.	226,241
1,880	SunPower Corp. *	53,411
		279,652
	ELECTRONICS - 1.0%
9,055	Agilent Technologies, Inc.	349,342
790	Arrow Electronics, Inc. *	44,082
14,145	Honeywell International, Inc.	1,442,366
4,102	Thermo Fisher Scientific, Inc.	532,276
		2,368,066
	ENERGY - ALTERNATE SOURCES - 0.1%
2,422	First Solar, Inc. *	113,786

	ENTERTAINMENT - 0.1%
5,610	DreamWorks Animation SKG, Inc. *	147,992

	FOOD - 1.2%
41,988	Mondelez International, Inc. - Cl. A	1,727,386
11,737	Post Holdings, Inc. *	632,976
8,843	SunOpta, Inc. *	94,885
4,790	TreeHouse Foods, Inc. *	388,134
		2,843,381
	FOREST PRODUCTS & PAPER - 0.2%
11,774	International Paper Co.	560,325

	GAS - 0.1%
230	Sempra Energy	22,756
7,240	UGI Corp.	249,418
		272,174
	HEALTHCARE-PRODUCTS - 3.0%
8,475	Baxter International, Inc.	592,657
2,700	Baxter International, Inc. *	102,600
19,137	Danaher Corp.	1,637,936
35,998	Medtronic, PLC	2,667,452
2,336	Ocular Therapeutix, Inc. *	49,126
14,973	St. Jude Medical, Inc.	1,094,077
6,404	Stryker Corp.	612,030
		6,755,878
	HEALTHCARE-SERVICES - 1.7%
9,288	Aetna, Inc.	1,183,848
2,231	Cigna Corp.	361,422
11,894	HCA Holdings, Inc. *	1,079,024
9,999	UnitedHealth Group, Inc.	1,219,878
		3,844,172
	HOME FURNISHINGS - 0.2%
2,619	Whirlpool Corp.	453,218

	INSURANCE - 3.4%
32,556	American International Group, Inc.	2,012,612
23,825	Assured Guaranty Ltd.	571,562
24,638	Marsh & McLennan Cos., Inc.	1,396,975
15,279	Principal Financial Group, Inc.	783,660
8,201	Prudential Financial, Inc.	717,752
7,449	The Allstate Corp.	483,217
22,206	The Hartford Financial Services Group, Inc.	923,103
23,650	XL Group PLC	879,780
		7,768,661
	INTERNET - 3.0%
4,520	Amazon.com, Inc. *	1,962,087
14,468	Facebook, Inc. - Cl. A *	1,240,848
5,954	Google, Inc. - Cl. A *	3,215,398

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	INTERNET (Continued) - 3.0%
630	Netflix, Inc. *	$413,872
2,000	Zillow Group, Inc. *	173,480
		7,005,685
	IRON/STEEL - 0.1%
870	Nucor Corp.	38,341
2,140	Reliance Steel & Aluminum Co.	129,427
		167,768
	LEISURE TIME - 0.6%
4,763	Arctic Cat, Inc.	158,179
16,380	Harley-Davidson, Inc.	923,013
4,821	Norwegian Cruise Line Holdings Ltd. *	270,169
		1,351,361
	LODGING - 0.3%
2,578	Las Vegas Sands Corp.	135,525
5,985	Wyndham Worldwide Corp.	490,231
		625,756
	MACHINERY - CONSTRUCTION/MINING - 0.1%
2,250	Caterpillar, Inc.	190,845

	MEDIA - 2.3%
36,636	Comcast Corp.	2,203,289
14,309	Nielsen	640,614
8,510	Time Warner Cable, Inc.	1,516,227
27,802	Twenty-First Century Fox, Inc.	881,384
		5,241,514
	MINING - 0.1%
9,231	Luxfer Holdings PLC - ADR	120,003

	MISCELLANEOUS MANUFACTURING - 1.2%
4,435	Dover Corp.	311,248
8,319	Eaton Corp. PLC	561,449
15,510	General Electric Co.	412,101
9,856	Illinois Tool Works, Inc.	904,682
9,487	Pentair - PLC	652,231
		2,841,711
	OIL & GAS - 2.8%
7,794	Anadarko Petroleum Corp.	608,400
11,309	Chevron Corp.	1,090,979
67,124	Cobalt International Energy, Inc. *	651,774
3,350	Ensco PLC	74,605
8,230	EOG Resources, Inc.	720,537
3,562	Exxon Mobil Corp.	296,358
6,662	Marathon Oil Corp.	176,809
3,800	Newfield Exploration Co. *	137,256
8,391	Occidental Petroleum Corp.	652,568
16,927	Patterson-UTI Energy, Inc.	318,482
5,044	Pioneer Natural Resources Co.	699,552
11,030	Southwestern Energy Co. *	250,712
11,083	Valero Energy Corp.	693,796
		6,371,828
	OIL & GAS SERVICES - 0.3%
1,794	Baker Hughes, Inc.	110,690
10,457	Halliburton Co.	450,383
14,060	Tesco Corp.	153,254
		714,327
	PACKAGING & CONTAINERS - 0.4%
9,339	Ball Corp.	655,131
8,082	Owens-Illinois, Inc. *	185,401
		840,532
	PHARMACEUTICALS - 4.3%
9,364	Abbott Laboratories	459,585
1,583	Aerie Pharmaceuticals, Inc. *	27,940
7,938	Alkermes PLC *	510,731

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	PHARMACEUTICALS (Continued) - 4.3%
3,849	Allergan PLC *	$1,168,018
9,532	AstraZeneca PLC - ADR	607,284
28,109	Bristol-Myers Squibb Co.	1,870,373
5,313	Cardinal Health, Inc.	444,432
3,910	Dicerna Pharmaceuticals, Inc. *	54,545
12,541	Ironwood Pharmaceuticals, Inc. - Cl. A *	151,244
11,177	Johnson & Johnson	1,089,310
4,463	McKesson Corp.	1,003,327
27,594	Merck & Co., Inc.	1,570,926
7,700	Mylan NV *	522,522
3,055	Regulus Therapeutics, Inc. *	33,483
1,767	Relypsa, Inc. *	58,470
2,024	TESARO, Inc. *	118,991
1,991	Tetraphase Pharmaceuticals, Inc. *	94,453
7,619	Trevena, Inc. *	47,695
		9,833,329
	PIPELINES - 0.4%
21,331	Enbridge, Inc.	998,077
728	ONEOK, Inc.	28,741
		1,026,818
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
8,855	American Tower Corp.	826,083
6,425	AvalonBay Communities, Inc.	1,027,165
5,020	Health Care REIT, Inc.	329,463
1,200	InfraREIT, Inc. *	34,032
2,925	Public Storage	539,282
2,544	Simon Property Group, Inc.	440,163
5,188	SL Green Realty Corp.	570,109
9,951	Weyerhaeuser Co.	313,457
		4,079,754
	RETAIL - 3.8%
7,548	Advance Auto Parts, Inc.	1,202,321
835	Chipotle Mexican Grill, Inc. *	505,167
15,679	CVS Health Corp.	1,644,414
6,180	L Brands, Inc.	529,811
22,366	Lowe’s Cos., Inc.	1,497,851
6,969	McDonald’s Corp.	662,543
4,914	Ross Stores, Inc.	238,870
6,049	Signet Jewelers Ltd.	775,724
13,454	Starbucks Corp.	721,336
9,732	Walgreens Boots Alliance, Inc.	821,770
300	Wingstop, Inc. *	8,520
		8,608,327
	SEMICONDUCTORS - 1.2%
1,560	Analog Devices, Inc.	100,128
4,060	Avago Technologies Ltd.	539,696
9,033	Freescale Semiconductor Ltd. *	361,049
14,833	Intel Corp.	451,146
2,270	Linear Technology Corp.	100,402
2,130	Microchip Technology, Inc.	101,015
17,370	QUALCOMM, Inc.	1,087,883
1,000	SunEdison Semiconductor Ltd. *	17,270
		2,758,589
	SOFTWARE - 0.2%
2,129	Envestnet, Inc. *	86,075
2,155	MSCI, Inc.	132,640
2,550	SS&C Technologies Holdings, Inc.	159,375
		378,090
	TELECOMMUNICATIONS - 1.2%
99,409	Cisco Systems, Inc.	2,729,771

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares				Value
	TEXTILES - 0.3%
3,670	Mohawk Industries, Inc. *			$700,603

	TRANSPORTATION - 0.5%
1,350	Celadon Group, Inc.			27,918
2,380	Echo Global Logistics, Inc. *			77,731
983	FedEx Corp.			167,503
942	JB Hunt Transport Services, Inc.			77,329
337	Kansas City Southern			30,734
4,070	Knight Transportation, Inc.			108,832
3,110	Landstar System, Inc.			207,966
6,630	Swift Transportation Co. - Cl. A *			150,302
2,390	United Parcel Service, Inc.			231,615
				1,079,930
	TOTAL COMMON STOCKS (Cost - $128,730,288)			133,983,412
	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc. * (Cost $75,000)			78,660

	EXCHANGE TRADED FUND - 3.0%
	EQUITY FUND - 3.0%
32,933	SPDR S&P 500 ETF Trust (Cost - $6,674,006)			6,779,258

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 1.8%
$101,000	Ally Master Owner Trust	1.33	3/15/2019	101,235
100,000	Ally Master Owner Trust	1.60	10/15/2019	100,425
116,000	AmeriCredit Automobile Receivables Trust 2013-5	1.52	1/8/2019	116,336
55,000	AmeriCredit Automobile Receivables Trust 2014-1	0.90	2/8/2019	54,921
60,000	AmeriCredit Automobile Receivables Trust 2014-1	2.15	3/9/2020	60,173
45,000	AmeriCredit Automobile Receivables Trust 2014-2	1.60	7/8/2019	45,002
250,000	Apidos CLO XXI (a) ^	1.71	7/18/2027	249,807
270,000	Babson CLO Ltd 2015-I (a) ^	1.71	4/20/2027	270,075
100,000	CarMax Auto Owner Trust 2013-4	1.95	9/16/2019	99,939
150,000	Cent CLO 20 Ltd. (a) ^	1.76	1/25/2026	149,638
250,000	Cent CLO 23 Ltd. (a) ^	1.77	4/17/2026	253,727
74,813	DB Master Finance LLC 2015-1 (a)	3.26	2/20/2045	75,096
85,000	Drive Auto Receivables Trust 2015-B (a)	2.12	6/17/2019	84,990
120,113	Exeter Automobile Receivables Trust 2015-2 (a)	1.54	11/15/2019	120,096
65,000	First Investors Auto Owner Trust 2014-3 (a)	1.67	11/16/2020	64,951
100,000	Ford Credit Auto Owner Trust 2012-A	1.88	8/15/2017	100,744
100,000	Ford Credit Auto Owner Trust 2014-A	1.90	9/15/2019	101,057
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.09	3/15/2022	99,388
100,000	Ford Credit Floorplan Master Owner Trust A	2.31	2/15/2021	100,577
100,000	Hyundai Auto Receivables Trust 2013-A	1.13	9/17/2018	99,352
60,000	Hyundai Auto Receivables Trust 2013-B	1.45	2/15/2019	59,967
91,000	Hyundai Auto Receivables Trust 2013-B	1.71	2/15/2019	90,774
57,000	Hyundai Auto Receivables Trust 2014-B	2.10	11/15/2019	56,983
250,000	Madison Park Funding XV Ltd. (a) ^	2.61	1/27/2026	251,529
250,000	Magnetite XII Ltd. (a) ^	1.82	4/15/2027	250,208
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.91	4/15/2020	100,154
70,000	Santander Drive Auto Receivables Trust	1.94	3/15/2018	70,309
45,000	Santander Drive Auto Receivables Trust 2013-2	2.57	3/15/2019	45,626
35,000	Santander Drive Auto Receivables Trust 2013-5	2.25	6/17/2019	35,423
35,000	Santander Drive Auto Receivables Trust 2014-1	2.36	4/15/2020	35,239
75,000	Santander Drive Auto Receivables Trust 2014-2	1.62	2/15/2019	75,354
35,000	Santander Drive Auto Receivables Trust 2014-4	1.82	5/15/2019	35,047
80,000	Santander Drive Auto Receivables Trust 2015-1	1.97	11/15/2019	80,267
165,000	Springleaf Funding Trust 2015-A (a)	3.16	11/15/2024	166,957
250,000	Voya CLO 2014-2 Ltd. (a)^	1.73	7/17/2026	250,122
30,566	Westlake Automobile Receivables Trust 2014-2 (a)	0.97	10/16/2017	30,558
105,000	Westlake Automobile Receivables Trust 2015-2 (a)	1.83	1/15/2021	104,979
	TOTAL ASSET BACKED SECURITIES (Cost - $4,071,533)			4,087,025

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 6.2%
	AEROSPACE/DEFENSE - 0.0% **
$50,000	Lockheed Martin Corp.	6.15	9/1/2036	$61,112

	AGRICULTURE - 0.1%
55,000	BAT International Finance PLC (a)	2.75	6/15/2020	55,312
20,000	BAT International Finance PLC (a)	3.50	6/15/2022	20,182
175,000	Cargill, Inc. (a)	6.13	9/15/2036	212,393
				287,887
	AUTO MANUFACTURERS - 0.1%
100,000	Ford Motor Credit Co. LLC	6.63	8/15/2017	109,708
100,000	Nissan Motor Acceptance Corp. (a)	2.65	9/26/2018	102,566
				212,274
	BANKS - 1.2%
135,000	Bank of America Corp.	2.25	4/21/2020	132,543
160,000	Bank of America Corp.	4.20	8/26/2024	159,615
100,000	Barclays Bank PLC	5.14	10/14/2020	108,698
150,000	BB&T Corp.	2.45	1/15/2020	150,336
50,000	BNP Paribas SA	2.38	9/14/2017	50,749
200,000	BPCE SA (a)	5.15	7/21/2024	203,192
100,000	Capital One Financial Corp.	3.20	2/5/2025	94,589
70,000	Citigroup, Inc.	3.30	4/27/2025	67,313
50,000	Citigroup, Inc.	4.05	7/30/2022	51,199
55,000	Citigroup, Inc.	5.50	9/13/2025	59,444
200,000	Credit Agricole SA (a)	4.38	3/17/2025	191,584
50,000	Credit Suisse	5.40	1/14/2020	55,283
45,000	Deutsche Bank AG	3.70	5/30/2024	44,439
275,000	Discover Bank	3.10	6/4/2020	274,726
60,000	HSBC Holdings PLC	4.00	3/30/2022	62,818
200,000	Lloyds Bank PLC	3.50	5/14/2025	196,367
110,000	Morgan Stanley	3.88	4/29/2024	111,172
80,000	Morgan Stanley	3.95	4/23/2027	75,431
120,000	Santander Holdings USA, Inc.	2.65	4/17/2020	117,973
200,000	Skandinaviska Enskilda Banken AB (a)	2.45	5/27/2020	198,339
55,000	The Goldman Sachs Group, Inc.	4.80	7/8/2044	54,292
50,000	The Goldman Sachs Group, Inc.	6.75	10/1/2037	58,647
50,000	The PNC Financial Services Group, Inc.	3.90	4/29/2024	50,510
150,000	Wells Fargo & Co.	3.00	2/19/2025	143,661
35,000	Wells Fargo & Co.	4.10	6/3/2026	35,148
				2,748,068
	BIOTECHNOLOGY - 0.0% **
50,000	Celgene Corp.	3.63	5/15/2024	49,937
20,000	Gilead Sciences, Inc.	3.50	2/1/2025	20,029
10,000	Gilead Sciences, Inc.	4.50	2/1/2045	9,961
				79,927
	CHEMICALS - 0.2%
55,000	Agrium, Inc.	7.13	5/23/2036	67,954
200,000	CF Industries, Inc.	7.13	5/1/2020	237,579
150,000	LYB International Finance BV	4.88	3/15/2044	145,737
40,000	Monsanto Co.	3.38	7/15/2024	38,205
				489,475
	COMMERCIAL SERVICES - 0.1%
90,000	Catholic Health Initiatives	4.35	11/1/2042	82,303
250,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	245,205
				327,508
	COMPUTERS - 0.1%
65,000	EMC Corp.	2.65	6/1/2020	65,667
60,000	Hewlett-Packard Co.	4.05	9/15/2022	60,890
				126,557

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
$50,000	American Express Co.	1.55	5/22/2018	$49,622
80,000	General Electric Capital Corp.	6.88	1/10/2039	107,414
350,000	Private Export Funding Corp.	3.25	6/15/2025	352,329
30,000	Synchrony Financial	3.75	8/15/2021	30,228
15,000	Synchrony Financial	2.70	2/3/2020	14,817
				554,410
	ELECTRIC - 0.3%
200,000	Appalachian Power Co.	3.40	6/1/2025	197,153
60,000	Consolidated Edison Co. of New York, Inc.	4.63	12/1/2054	58,423
50,000	Duke Energy Corp.	3.75	4/15/2024	50,946
10,000	Eversource Energy	3.15	1/15/2025	9,662
75,000	Pacific Gas & Electric Co.	3.40	8/15/2024	74,931
50,000	PPL Capital Funding, Inc.	3.50	12/1/2022	50,596
150,000	South Carolina Electric & Gas Co.	5.10	6/1/2065	150,437
				592,148
	ENGINEERING & CONSTRUCTION - 0.0% **
50,000	SBA Tower Trust (a)	2.90	10/15/2019	50,250

	FOOD - 0.3%
165,000	HJ Heinz Co. (a)	3.50	7/15/2022	165,387
215,000	The JM Smucker Co. (a)	3.00	3/15/2022	210,937
25,000	The JM Smucker Co. (a)	3.50	3/15/2025	24,492
250,000	The Kroger Co.	2.95	11/1/2021	248,401
15,000	Tyson Foods, Inc.	2.65	8/15/2019	15,099
				664,316
	GAS - 0.1%
125,000	Dominion Gas Holdings LLC	3.60	12/15/2024	124,488

	HEALTHCARE-PRODUCTS - 0.2%
325,000	Boston Scientific Corp.	3.38	5/15/2022	318,206
55,000	Medtronic, Inc. (a)	3.50	3/15/2025	54,812
30,000	Medtronic, Inc. (a)	4.38	3/15/2035	29,770
				402,788
	HEALTHCARE-SERVICES - 0.3%
75,000	Anthem, Inc.	3.50	8/15/2024	72,040
25,000	Dignity Health	3.81	11/1/2024	25,603
70,000	Kaiser Foundation Hospitals	3.50	4/1/2022	70,873
50,000	Memorial Sloan-Kettering Cancer Center	5.00	7/1/2042	53,126
15,000	Memorial Sloan-Kettering Cancer Center	4.20	7/1/2055	13,545
100,000	The City of Hope	5.62	11/15/2043	110,136
35,000	The New York and Presbyterian Hospital	4.02	8/1/2045	32,022
80,000	Trinity Health Corp.	4.13	12/1/2045	73,890
300,000	United Health Group, Inc.	2.88	3/15/2023	288,789
				740,024
	INSURANCE - 0.3%
75,000	ACE INA Holdings, Inc.	3.35	5/15/2024	75,104
50,000	American International Group, Inc.	4.88	6/1/2022	54,846
45,000	American International Group, Inc.	3.88	1/15/2035	40,645
150,000	Principal Financial Group, Inc.	3.40	5/15/2025	146,530
250,000	The Hartford Financial Services Group, Inc.	5.50	3/30/2020	280,346
				597,471
	INTERNET - 0.1%
150,000	Amazon.com, Inc.	4.80	12/5/2034	148,994

	MEDIA - 0.4%
50,000	21st Century Fox America, Inc.	3.70	9/15/2024	50,373
150,000	Cox Communications, Inc. (a)	4.80	2/1/2035	138,459
30,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	3.95	1/15/2025	29,412
100,000	NBCUniversal Media, LLC	2.88	1/15/2023	97,113
250,000	Sky PLC (a)	3.75	9/16/2024	244,064
200,000	Time Warner, Inc.	4.88	3/15/2020	218,242
50,000	Viacom, Inc.	4.25	9/1/2023	50,396
				828,059

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	MINING - 0.0% **
$50,000	Barrick Gold Corp.	3.85	4/1/2022	$48,462

	MISCELLANEOUS MANUFACTURING - 0.1%
10,000	Parker-Hannifin Corp.	4.45	11/21/2044	10,075
50,000	Pentair Finance SA	3.15	9/15/2022	48,179
250,000	Siemens Financieringsmaatschappij NV (a)	2.90	5/27/2022	246,738
				304,992
	OIL & GAS - 0.6%
105,000	BP Capital Markets PLC	2.32	2/13/2020	104,582
75,000	BP Capital Markets PLC	3.51	3/17/2025	73,962
50,000	Cenovus Energy, Inc.	3.80	9/15/2023	49,403
70,000	ConocoPhillips Co.	2.88	11/15/2021	70,608
50,000	Devon Energy Corp.	5.00	6/15/2045	49,361
50,000	Encana Corp.	6.50	5/15/2019	56,765
50,000	Marathon Oil Corp.	5.90	3/15/2018	54,910
170,000	Phillips 66	4.88	11/15/2044	162,373
175,000	Pioneer Natural Resources Co.	7.50	1/15/2020	205,903
50,000	Rowan Cos., Inc.	4.75	1/15/2024	47,781
225,000	Shell International Finance BV	4.13	5/11/2035	220,257
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.50	4/28/2020	226,536
60,000	Suncor Energy, Inc.	3.60	12/1/2024	59,707
50,000	Talisman Energy, Inc.	6.25	2/1/2038	49,088
				1,431,236
	PHARMACEUTICALS - 0.5%
50,000	AbbVie, Inc.	3.20	11/6/2022	49,510
50,000	Actavis Funding SCS	3.85	6/15/2024	49,397
70,000	Actavis Funding SCS	3.80	3/15/2025	68,763
100,000	Actavis Funding SCS	4.55	3/15/2035	95,077
55,000	Baxalta, Inc. (a)	3.60	6/23/2022	54,966
275,000	Bayer US Finance LLC (a)	2.38	10/8/2019	275,976
35,000	Cardinal Health, Inc.	4.50	11/15/2044	33,231
60,000	Cardinal Health, Inc.	3.75	9/15/2025	59,693
95,000	EMD Finance LLC (a)	2.95	3/19/2022	92,985
135,000	EMD Finance LLC (a)	3.25	3/19/2025	131,031
60,000	Express Scripts Holding Co.	3.50	6/15/2024	58,683
150,000	Merck & Co., Inc.	2.75	2/10/2025	143,840
				1,113,152
	PIPELINES - 0.2%
65,000	Columbia Pipeline Group, Inc. (a)	2.45	6/1/2018	65,502
50,000	DCP Midstream LLC (a)	5.35	3/15/2020	51,399
30,000	Enterprise Products Operating LLC	5.10	2/15/2045	29,179
100,000	Phillips 66 Partners LP	3.61	2/15/2025	94,111
200,000	Western Gas Partners LP	4.00	7/1/2022	200,693
				440,884
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
75,000	American Tower Corp.	3.45	9/15/2021	74,639
50,000	AvalonBay Communities, Inc.	2.95	9/15/2022	48,803
150,000	DDR Corp.	4.63	7/15/2022	157,505
75,000	HCP, Inc.	3.88	8/15/2024	73,188
200,000	HCP, Inc.	4.00	6/1/2025	195,801
85,000	Scentre Group Trust 1 (a)	2.38	11/5/2019	84,697
				634,633

	RETAIL - 0.2%
50,000	AutoZone, Inc.	2.88	1/15/2023	47,895
300,000	Auto Zone, Inc.	3.13	7/15/2023	290,928
50,000	CVS Health Corp.	4.00	12/5/2023	51,650
100,000	The Home Depot, Inc.	2.00	6/15/2019	100,216
				490,689

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 0.3%
$20,000	AT&T, Inc.	4.50	5/15/2035	$18,386
150,000	Crown Castle Towers LLC (a)	3.22	5/15/2022	147,615
120,000	GTP Acquisition Partners I LLC (a)	2.35	6/15/2020	119,363
125,000	Orange SA	9.00	3/1/2031	176,382
4,000	Verizon Communications, Inc.	6.40	9/15/2033	4,584
184,000	Verizon Communications, Inc. (a)	4.52	9/15/2048	161,647
				627,977
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.35	5/6/2019	49,914

	TRANSPORTATION - 0.1%
225,000	FedEx Corp.	8.00	1/15/2019	268,962

	TRUCKING & LEASING - 0.0% **
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.88	7/11/2022	52,836

	TOTAL CORPORATE BONDS (Cost $14,789,491)			14,499,493

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
130,000	COMM 2013-CCRE8 Mortgage Trust	3.33	6/10/2046	133,119
31,672	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8	5.40	5/15/2045	32,656
99,737	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19^	5.88	2/12/2049	105,831
103,176	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20^	5.79	2/12/2051	110,561
100,000	LB-UBS Commercial Mortgage Trust 2006-C6	5.37	9/15/2039	103,742
24,591	LB-UBS Commercial Mortgage Trust 2008-C1^	6.32	4/15/2041	26,711
83,323	ML-CFC Commercial Mortgage Trust 2007-7^	5.81	6/12/2050	88,743
120,000	ML-CFC Commercial Mortgage Trust 2007-9	5.70	9/12/2049	127,840
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)^	4.14	1/5/2035	95,665
95,432	Wachovia Bank Commercial Mortgage Trust Series 2006-C29	5.31	11/15/2048	99,207
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $944,897)			924,075

	MORTGAGE BACKED SECURITIES - 7.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 1.6%
100,000	Freddie Mac +	2.50	4/1/2030	101,156
200,000	Freddie Mac +	3.00	4/1/2030	207,050
600,000	Freddie Mac +	3.00	4/15/2044	596,414
1,425,000	Freddie Mac +	3.50	4/15/2045	1,465,969
525,000	Freddie Mac +	4.00	4/15/2044	554,893
175,000	Freddie Mac +	4.50	4/1/2044	188,975
50,000	Freddie Mac +	5.00	4/1/2044	55,055
50,000	Freddie Mac +	5.50	4/1/2044	56,035
34,389	Freddie Mac Gold Pool	2.50	10/1/2028	35,132
19,839	Freddie Mac Gold Pool	3.00	9/1/2028	20,573
61,865	Freddie Mac Gold Pool	3.00	2/1/2043	61,696
187,787	Freddie Mac Gold Pool	3.50	11/1/2034	195,958
53,555	Freddie Mac Gold Pool	3.50	10/1/2043	55,157
44,451	Freddie Mac Gold Pool	4.00	8/1/2044	47,062
				3,641,125

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.0%
650,000	Fannie Mae +	2.50	4/1/2030	657,874
1,475,000	Fannie Mae +	3.00	4/1/2027	1,528,112
3,095,000	Fannie Mae +	3.00	4/1/2045	3,083,454
200,000	Fannie Mae +	3.50	4/15/2029	210,928
3,025,000	Fannie Mae +	3.50	4/1/2043	3,117,404
100,000	Fannie Mae +	4.00	4/16/2030	104,891
875,000	Fannie Mae +	4.00	4/1/2041	927,045
675,000	Fannie Mae +	4.50	4/1/2035	729,738
375,000	Fannie Mae +	5.00	4/25/2035	414,258
300,000	Fannie Mae +	5.50	4/1/2041	336,937
75,000	Fannie Mae +	6.00	4/1/2042	85,182
45,862	Fannie Mae Pool	2.50	4/1/2028	46,709
32,410	Fannie Mae Pool	3.00	10/1/2028	33,647

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (Continued) - 5.0%
$117,811	Fannie Mae Pool	3.00	7/1/2043	$117,878
70,445	Fannie Mae Pool	4.00	11/1/2043	74,642
				11,468,699
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
350,000	Ginnie Mae +	3.00	4/15/2030	353,309
675,000	Ginnie Mae +	3.50	4/1/2045	700,550
425,000	Ginnie Mae +	4.00	4/15/2045	450,392
350,000	Ginnie Mae +	4.50	4/1/2044	377,513
50,000	Ginnie Mae +	5.00	4/1/2045	55,327
100,000	Ginnie Mae +	5.00	4/15/2045	109,020
74,171	Ginnie Mae II Pool	3.00	12/20/2042	75,352
87,535	Ginnie Mae II Pool	3.50	7/20/2043	91,119
46,602	Ginnie Mae II Pool	4.00	12/20/2044	49,416
				2,261,998
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $17,302,795)			17,371,822

	MUNICIPAL - 0.4%
75,000	Bay Area Toll Authority	7.04	4/1/2050	102,874
90,000	Chicago O’Hare International Airport	6.40	1/1/2040	111,473
25,000	Chicago Transit Authority	6.90	12/1/2040	28,805
45,000	Chicago Transit Authority	6.90	12/1/2040	51,833
120,000	Long Island Power Authority	3.88	9/1/2024	121,056
60,000	Los Angeles Community College District/CA	6.60	8/1/2042	82,045
100,000	Port Authority of New York & New Jersey	5.65	11/1/2040	117,594
85,000	Regents of the University of California Medical Center Pooled Revenue	6.58	5/15/2049	106,435
15,000	Regents of the University of California Medical Center Pooled Revenue	6.55	5/15/2048	18,652
35,000	State of California	7.60	11/1/2040	51,141
50,000	State of Illinois	5.10	6/1/2033	46,598
35,000	University of California	3.93	5/15/2045	33,430
	TOTAL MUNICIPAL SECURITIES (Cost - $911,527)			871,936

	U.S. TREASURY SECURITIES - 14.7%
2,750,000	United States Treasury Notes	0.50	1/31/2017	2,749,142
990,300	United States Treasury Notes	0.63	9/30/2017	987,360
2,550,000	United States Treasury Notes	0.63	11/30/2017	2,539,043
3,080,000	United States Treasury Notes	0.75	10/31/2017	3,077,354
3,200,000	United States Treasury Notes	0.75	12/31/2017	3,193,251
1,695,000	United States Treasury Notes	0.88	4/30/2017	1,703,607
1,630,000	United States Treasury Notes	1.38	3/31/2020	1,613,954
1,160,000	United States Treasury Notes	1.38	12/31/2018	1,166,615
4,155,000	United States Treasury Notes	1.38	7/31/2018	4,196,550
3,075,000	United States Treasury Notes	1.50	11/30/2019	3,075,480
1,100,000	United States Treasury Notes	2.00	2/15/2025	1,068,718
2,150,000	United States Treasury Notes	2.25	11/15/2024	2,136,898
2,400	United States Treasury Notes	2.38	8/15/2024	2,413
1,770,000	United States Treasury Notes	2.38	7/31/2017	1,831,536
775,000	United States Treasury Notes	2.50	2/15/2045	682,062
1,335,000	United States Treasury Notes	3.00	11/15/2044	1,305,901
2,140,000	United States Treasury Notes	3.38	5/15/2044	2,247,837
5,000	United States Treasury Notes	3.63	8/15/2043	5,501
5,000	United States Treasury Notes	3.75	11/15/2043	5,624
	TOTAL U.S. TREASURY SECURITIES (Cost - $33,817,106)			33,588,846

Shares
	SHORT-TERM INVESTMENT - 11.4%
	MONEY MARKET FUND - 9.2%
21,038,320	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (b)			21,038,320

See accompanying notes to financial statements.

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 2.2%
$3,350,000	Federal Home Loan Bank	0.07	8/21/2015	$3,349,669
500,000	Federal Home Loan Bank	0.08	9/4/2015	499,928
1,150,000	Federal Home Loan Bank	.0800 - .0900	9/23/2015	1,149,773
				4,999,370

	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,037,690)			26,037,690

	TOTAL INVESTMENTS - 104.0% (Cost - $233,354,333)(c)			$238,222,217
	OTHER ASSETS LESS LIABILITIES - NET - (4.0)%			(9,130,916)
	TOTAL NET ASSETS - 100.0%			$229,091,301

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.01%

^	Variable rate security.

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2015, these securities amounted to $6,476,175 or 2.8% of net assets.

(b)	Money market rate shown represents the rate at June 30, 2015.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $233,546,988 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	8,063,758
Unrealized Depreciation:	(3,388,529)
Net Unrealized Appreciation:	$4,675,229

		Fixed Received Rate
Notional Amount $	CREDIT DEFAULT SWAP	(%)	Expiration	Unrealized Appreciation
1,000,000	CMBX.NA.AAA.8.137BENAH9 - Counterparty “Barclays Bank PLC”	0.50	10/17/2057	(7,695)

See accompanying notes to financial statements.

FVIT Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 92.1%
	DEBT FUNDS - 47.0%
193,387	iShares Core U.S. Aggregate Bond ETF	$21,036,638
131,659	iShares Floating Rate Bond ETF	6,667,212
67,630	iShares Intermediate Credit Bond ETF	7,362,202
		35,066,052
	EQUITY FUNDS - 45.1%
127,620	iShares Core S&P 500 ETF	26,445,416
11,253	iShares Core S&P Mid-Cap ETF	1,687,725
66,071	iShares MSCI EAFE ETF	4,194,848
10,162	iShares Russell 2000 ETF	1,268,827
		33,596,816
	TOTAL EXCHANGE TRADED FUNDS (Cost - $67,857,206)	68,662,868

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%

3,345,319	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $3,345,319)	3,345,319

	TOTAL INVESTMENTS - 96.6% (Cost - $71,202,525)(b)	$72,008,187
	OTHER ASSETS LESS LIABILITIES -NET - 3.4%	2,522,432
	TOTAL NET ASSETS - 100.0%	$74,530,619

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,247,147 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,070,443
Unrealized Depreciation:	(309,403)
Net Unrealized Appreciation:	$761,040

See accompanying notes to financial statements.

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 14.5%
	EQUITY FUNDS - 14.5%
55,622	iShares Core S&P 500 ETF	$11,526,024
17,007	iShares Russell 2000 ETF	2,123,401
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,032,159)	13,649,425

	VARIABLE INSURANCE TRUSTS - 75.0%
	DEBT FUND - 21.7%
1,511,356	MFS Research Bond Series	20,418,417

	EQUITY FUNDS - 53.3%
320,792	American Century VP Mid Cap Value - Class 1	6,069,388
949,914	American Century VP Value Fund - Investor Class	8,777,202
83,240	Invesco VI International Growth Fund - Class 1	2,999,965
314,334	MFS Growth Series	12,963,131
264,185	MFS VIT II International Value Portfolio	6,086,814
584,202	Putnam VT Equity Income - Class 1A ^	13,267,228
		50,163,728
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $69,767,546)	70,582,145

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%

5,358,324	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $5,358,324)	5,358,324

	TOTAL INVESTMENTS - 95.2% (Cost - $88,158,029)(b)	$89,589,894
	OTHER ASSETS LESS LIABILITIES -NET - 4.8%	4,518,884
	TOTAL NET ASSETS - 100.0%	$94,108,778

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,177,354 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,559,569
Unrealized Depreciation:	(147,029)
Net Unrealized Appreciation:	$1,412,540

See accompanying notes to financial statements.

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

		Unrealized
Contracts		Appreciation
	SHORT FUTURES CONTRACTS
1	MSCI Emerging Market E-Mini Future September 2015
	(Underlying Face Amount at Value $47,970)	$15

	UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACT	$15

See accompanying notes to financial statements.

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 70.1%
	AEROSPACE/DEFENSE - 3.7%
15,780	General Dynamics Corp.	$2,235,868
27,800	United Technologies Corp.	3,083,854
		5,319,722
	AGRICULTURE - 3.4%
49,360	Archer-Daniels-Midland Co.	2,380,139
27,700	Bunge Ltd.	2,432,060
		4,812,199
	APPAREL - 1.0%
13,700	Nike, Inc.	1,479,874

	AUTO PARTS & EQUIPMENT - 1.9%
55,600	Johnson Controls, Inc.	2,753,868

	BEVERAGES - 1.6%
24,300	PepsiCo, Inc.	2,268,162

	CHEMICALS - 6.6%
21,200	Air Products & Chemicals, Inc.	2,900,796
42,100	Albemarle Corp.	2,326,867
9,900	Ecolab, Inc.	1,119,393
25,600	Praxair, Inc.	3,060,480
		9,407,536
	COMMERCIAL SERVICES - 1.3%
9,000	Cintas Corp.	761,310
20,400	Matthews International Corp.	1,084,056
		1,845,366
	COMPUTERS - 1.6%
23,100	Accenture PLC	2,235,618

	COSMETICS/PERSONAL CARE - 2.7%
25,200	Colgate-Palmolive Co.	1,648,332
27,800	The Procter & Gamble Co.	2,175,072
		3,823,404
	DISTRIBUTION/WHOLESALE - 1.2%
7,100	WW Grainger, Inc.	1,680,215

	ELECTRONICS - 2.0%
27,660	Honeywell International, Inc.	2,820,490

See accompanying notes to financial statements.

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	FOOD - 0.5%
9,000	McCormick & Co., Inc.	$728,550

	HEALTHCARE-PRODUCTS - 6.9%
18,800	Becton Dickinson and Co.	2,663,020
9,900	DENTSPLY International, Inc.	510,345
39,000	Medtronic PLC	2,889,900
28,600	Stryker Corp.	2,733,302
18,800	West Pharmaceutical Services, Inc.	1,091,904
		9,888,471
	HOME FURNISHINGS- 0.5%
15,900	Legget & Platt, Inc.	774,012

	INSURANCE - 1.2%
13,500	Aflac, Inc.	839,700
4,600	RLI Corp.	236,394
7,300	The Chubb Corp.	694,522
		1,770,616
	IRON/STEEL - 0.4%
13,510	Nucor Corp.	595,386

	MACHINERY-DIVERSIFIED - 2.6%
21,600	Roper Technologies, Inc.	3,725,136

	MEDIA - 1.0%
27,300	John Wiley & Sons, Inc.	1,484,301

	MISCELLANEOUS MANUFACTURING - 5.4%
14,100	Carlisle Cos., Inc.	1,411,692
28,500	Donaldson Co., Inc.	1,020,300
32,300	Dover Corp.	2,266,814
43,330	Pentair PLC	2,978,938
		7,677,744
	OIL & GAS - 2.6%
9,900	Chevron Corp.	955,053
6,500	EOG Resources, Inc.	569,075
14,600	ExxonMobil Corp.	1,214,720
13,500	Occidental Petroleum Corp.	1,049,895
		3,788,743
	OIL & GAS SERVICES - 1.8%
29,900	Schlumberger Ltd.	2,577,081

See accompanying notes to financial statements.

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	PHARMACEUTICALS - 5.0%
34,800	Abbott Laboratories	$1,707,984
12,900	AbbVie, Inc.	866,751
26,800	Johnson & Johnson	2,611,928
6,900	Perrigo Co. PLC	1,275,327
21,800	Roche Holding AG - ADR	764,526
		7,226,516
	RETAIL - 9.0%
16,800	CVS Health Corp.	1,761,984
12,900	McDonald’s Corp.	1,226,403
19,400	Ross Stores, Inc.	943,034
26,100	Target Corp.	2,130,543
30,300	The Gap, Inc.	1,156,551
8,500	Tiffany & Co.	780,300
17,000	Walgreens Boots Alliance, Inc.	1,435,480
26,700	Wal-Mart Stores, Inc.	1,893,831
17,300	Yum! Brands, Inc.	1,558,384
		12,886,510
	SEMICONDUCTORS - 3.1%
32,800	Linear Technology Corp.	1,450,744
13,800	QUALCOMM, Inc.	864,294
40,800	Texas Instruments, Inc.	2,101,608
		4,416,646
	SOFTWARE - 1.9%
59,900	Microsoft Corp.	2,644,585

	TRANSPORTATION - 1.2%
18,210	United Parcel Service, Inc.	1,764,731

	TOTAL COMMON STOCKS (Cost - $97,964,400)	100,395,482

See accompanying notes to financial statements.

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Shares		Value
	MUTUAL FUND - 23.9%
	DEBT FUND - 23.9%
3,439,207	Franklin Templeton Total Return Fund - R6 Shares (Cost - $34,908,798)	$34,220,114

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
2,317,723	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $2,317,723)	2,317,723

	TOTAL INVESTMENTS - 95.6% (Cost - $135,190,921)(b)	$136,933,319
	OTHER ASSETS LESS LIABILITIES - NET - 4.4%	6,280,663
	TOTAL NET ASSETS - 100.0%	$143,213,982

ADR - American Depositary Receipt

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $135,191,020 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,268,484
Unrealized Depreciation:	(3,526,185)
Net Unrealized Appreciation:	$1,742,299

		Unrealized Appreciation
Contracts		/ (Depreciation)
	SHORT FUTURES CONTRACTS
4	MSCI EAFE Index Mini Future September 2015
	(Underlying Face Amount at Value $366,800)	$7,280
14	MSCI Emerging Market E-Mini Future September 2015
	(Underlying Face Amount at Value $671,580)	(2,161)
60	S&P 500 E-Mini September 2015
	(Underlying Face Amount at Value $6,163,500)	18,000
1	S&P Midcap 400 E-Mini Future September 2015
	(Underlying Face Amount at Value $149,810)	390
	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS	$23,509

See accompanying notes to financial statements.

FVIT Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 93.0%
	DEBT FUNDS - 14.2%
315,735	iShares Core U.S. Aggregate Bond ETF	$34,345,653
212,363	iShares Floating Rate Bond ETF	10,754,063
114,557	iShares Intermediate Credit Bond ETF	12,470,675
		57,570,391
	EQUITY FUNDS - 78.8%
909,235	iShares Core S&P 500 ETF	188,411,677
256,596	iShares Core S&P Mid-Cap ETF	38,484,268
952,157	iShares MSCI EAFE ETF	60,452,448
164,258	iShares Russell 1000 ETF	19,060,498
98,873	iShares Russell 2000 ETF	12,345,283
		318,754,174
	TOTAL EXCHANGE TRADED FUNDS (Cost - $371,321,190)	376,324,565

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%

18,325,826	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $18,325,826)	18,325,826

	TOTAL INVESTMENTS - 97.5% (Cost - $389,647,016)(b)	$394,650,391
	OTHER ASSETS LESS LIABILITIES - NET - 2.5%	10,232,282
	TOTAL NET ASSETS - 100.0%	$404,882,673

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $389,912,761 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,769,237
Unrealized Depreciation:	(2,031,607)
Net Unrealized Appreciation:	$4,737,630

See accompanying notes to financial statements.

FVIT Moderate Growth® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 92.9%
	DEBT FUNDS - 33.2%
197,518	iShares Core U.S. Aggregate Bond ETF	$21,486,008
135,482	iShares Floating Rate Bond ETF	6,860,808
68,605	iShares Intermediate Credit Bond ETF	7,468,340
		35,815,156
	EQUITY FUNDS - 59.7%
213,447	iShares Core S&P 500 ETF	44,230,487
43,784	iShares Core S&P Mid-Cap ETF	6,566,724
181,559	iShares MSCI EAFE ETF	11,527,181
16,476	iShares Russell 2000 ETF	2,057,194
		64,381,586
	TOTAL EXCHANGE TRADED FUNDS (Cost - $99,354,522)	100,196,742

	SHORT-TERM INVESTMENT - 3.9%
	MONEY MARKET FUND - 3.9%

4,194,265	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)(Cost - $4,194,265)	4,194,265

	TOTAL INVESTMENTS - 96.8% (Cost - $103,548,787)(b)	$104,391,007
	OTHER ASSETS LESS LIABILITIES - NET - 3.2%	3,488,821
	TOTAL NET ASSETS - 100.0%	$107,879,828

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $103,629,089 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,293,429
Unrealized Depreciation:	(531,511)
Net Unrealized Appreciation:	$761,918

See accompanying notes to financial statements.

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS -9.3%
	EQUITY FUNDS - 9.3%
1,784	iShares Core S&P 500 ETF			$369,681
1,968	Vanguard S&P 500 ETF			371,637
	TOTAL EXCHANGE TRADED FUNDS (Cost $758,409)			741,318

Principal
Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 37.9%
$2,890,000	United States Treasury Note (Cost $3,061,303)	2.75	11/15/2023	3,004,242

Number of
Contracts
	PURCHASED OPTIONS - 0.6%
8	Euro Stoxx, July 2015, Put @ 3,250 Euro			3,671
15	Euro Stoxx, August 2015, Put @ 3,275 Euro			15,050
4	FTSE 100 Index, August 2015, Put @ 6,300 GBP			6,255
4	Nikkei 225 Index (OSE), July 2015, Put @ 18,000 Yen			425
3	Nikkei 225 Index (OSE), August 2015, Put @ 18,250 Yen			2,575
9	S&P 500 Index, September 2015, Put @ $1,850			14,851
6	S&P 500 Index, August 2015, Put @ $1,900			8,550
	TOTAL OPTIONS (Cost - $48,492)			51,377

Shares
	SHORT-TERM INVESTMENTS - 52.9%
	MONEY MARKET FUND - 15.3%
1,215,264	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (a)			1,215,264

Principal
Amount
	U.S. GOVERNMENT AGENCIES - 32.5%
$564,000	Fannie Mae Discount Notes	0.05%	9/16/2015	563,940
1,208,000	Federal Home Loan Bank Discount Notes	0.035-0.05%	7/24/2015	1,207,965
805,000	Freddie Mac Discount Notes	0.07%	9/14/2015	804,883
				2,576,788
	U.S. TREASURY BILL - 5.1%
403,000	United States Treasury Bill		9/17/2015	403,003

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,195,055)			4,195,055

	TOTAL INVESTMENTS - 100.7% (Cost - $8,063,259)(b)			$7,991,992
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%			(58,180)
	TOTAL NET ASSETS - 100.0%			$7,933,812

See accompanying notes to financial statements.

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Schedule of Options Written

Number of
Contracts	Security, Expiration Date, Exercise Price	Value
23	Euro Stoxx, July 2015, Call @ 3,900 Euro	$180
4	FTSE 100 Index, July 2015, Call @ 7,500 GBP	32
7	Nikkei 225 Index (OSE), July 2015, Call @ 21,750 Yen	172
15	S&P 500 Index, August 2015, Call @ $2,200	1,800
	TOTAL (Premiums received - $7,944)	$2,184

(a)	Money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is $8,055,315 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	17,705
Unrealized Depreciation:	(83,212)
Net Unrealized Depreciation:	$(65,507)

		Unrealized Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS
23	Euro STOXX 50 Future September 2015
	(Underlying Face Amount at Value 880,056 Euro)	$224
4	FTSE 100 Index Future September 2015
	(Underlying Face Amount at Value 408,239 GBP)	(10,662)
7	Nikkei 225 Index (OSE) Future September 2015
	(Underlying Face Amount at Value 1,157,604 Yen)	(14,306)
12	S&P E-Mini Future September 2015
	(Underlying Face Amount at Value $1,232,700)	(26,730)
4	S&P Midcap 400 Emini Future September 2015
	(Underlying Face Amount at Value $599,240)	(11,240)
	NET UNREALIZED DEPRECIATION FROM LONG FUTURES CONTRACTS	$(62,714)

See accompanying notes to financial statements.

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 29.3%
	EQUITY FUNDS - 29.3%
22,470	iShares MSCI EAFE ETF			$1,426,620
7,150	SPDR S&P 500 ETF Trust			1,471,828
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,996,720)			2,898,448

Principal
Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.8%
42,138	Citigroup Mortgage Loan Trust 2007-AMC1 (a)(b)	0.35	12/25/2036	27,556
40,596	Countrywide Asset-Backed Certificates (b)	0.33	6/25/2047	31,974
27,712	CWABS Asset-Backed Certificates Trust 2006-17 (b)	0.34	3/25/2047	24,737
29,566	Fremont Home Loan Trust 2005-E (b)	0.43	1/25/2036	28,498
37,846	GSAMP Trust 2006-HE4 (b)	0.33	6/25/2036	32,113
12,224	Long Beach Mortgage Loan Trust 2004-2 (b)	1.80	6/25/2034	11,561
18,722	RASC Series 2004-KS10 Trust (b)	1.91	11/25/2034	16,315
100,000	SLC Student Loan Trust 2006-2 (b)	0.39	9/15/2026	99,070
73,426	SLM Student Loan Trust 2005-3 (b)	0.37	10/25/2024	72,916
19,320	Soundview Home Loan Trust 2007-WMC1 (b)	0.30	2/25/2037	8,044
27,366	Structured Asset Investment Loan Trust 2004-7 (b)	1.24	8/25/2034	25,472
	TOTAL ASSET BACKED SECURUTIES (Cost - $374,773)			378,256

	CORPORATE BONDS - 5.2%
	AGRICULTURE - 0.4%
25,000	Reynolds American, Inc.	4.45	6/12/2025	25,470
10,000	Reynolds American, Inc.	5.85	8/15/2045	10,489
				35,959
	BANKS - 3.0%
50,000	Bank of America Corp.	3.30	1/11/2023	49,242
25,000	Bank of America Corp.	4.00	4/1/2024	25,439
100,000	Depfa ACS Bank	4.88	10/28/2015	101,319
50,000	The Goldman Sachs Group, Inc. (b)	0.95	5/22/2017	49,999
10,000	The Goldman Sachs Group, Inc.	3.75	5/22/2025	9,868
15,000	The Goldman Sachs Group, Inc.	6.00	6/15/2020	17,141
50,000	Wells Fargo & Co.	3.00	2/19/2025	47,887
				300,895
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
20,034	Granite Mortgages 03-2 PLC (b)	1.05	7/20/2043	31,454

	HEALTHCARE PRODUCTS - 0.4%
35,000	Medtronic, Inc. (a)	3.50	3/15/2025	34,880

	OIL & GAS - 0.5%
35,000	BP Capital Markets PLC	3.51	3/17/2025	34,516
20,000	Ecopetrol SA	5.38	6/26/2026	19,800
				54,316

See accompanying notes to financial statements.

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	PIPELINES - 0.2%
25,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	4.88	6/1/2025	$24,438

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
25,000	Digital Realty Trust LP	3.95	7/1/2022	24,948
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,926
				34,874

	TOTAL CORPORATE BONDS (Cost - $520,304)			516,816

	MORTGAGE BACKED SECURITIES - 12.6%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.6%
300,000	Fannie Mae TBA +	3.00	8/1/2042	298,107
500,000	Fannie Mae TBA +	3.50	7/1/2042	515,274
200,000	Fannie Mae TBA +	4.00	7/1/2044	211,896
200,000	Fannie Mae TBA +	4.50	7/1/2044	216,219
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $1,246,297)			1,241,496

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
	AGENCY COLLATERAL - 1.0%
100,000	Government National Mortgage Association (b)	0.78	5/20/2065	100,643

	WHOLE LOAN COLLATERAL - 3.9%
27,752	Bear Stearns ARM Trust 2005-5 (b)	2.16	8/25/2035	27,953
32,982	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 (a,b)	0.44	8/25/2035	30,126
31,721	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 (a,b)	0.42	10/25/2035	29,217
59,389	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	60,151
38,015	GSR Mortgage Loan Trust 2005-AR6 (b)	2.68	9/25/2035	38,096
23,349	Impac CMB Trust Series 2005-8 (b)	0.54	2/25/2036	22,944
29,983	JP Morgan Resecuritization Trust Series 2009-7 (a,b)	2.58	8/27/2037	30,311
20,725	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 (b)	0.44	11/25/2035	19,337
31,620	MortgageIT Trust 2005-4 (b)	0.47	10/25/2035	28,811
33,006	RALI Series 2005-QR1 Trust	6.00	10/25/2034	34,574
32,684	Structured Adjustable Rate Mortgage Loan Trust (b)	0.49	10/25/2035	30,343
17,830	Structured Adjustable Rate Mortgage Loan Trust (b)	2.47	9/25/2034	17,684
17,097	Structured Adjustable Rate Mortgage Loan Trust (b)	2.64	2/25/2034	17,002
				386,549

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $480,913)			487,192

See accompanying notes to financial statements.

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY SECURITIES - 10.9%
100,000	United States Treasury Inflation Indexed Bonds	2.38	1/15/2027	140,375
100,000	United States Treasury Inflation Indexed Bonds	1.75	1/15/2028	127,936
100,000	United States Treasury Inflation Indexed Bonds	2.50	1/15/2029	135,813
25,117	United States Treasury Inflation Indexed Bonds	0.75	2/15/2045	22,943
300,000	United States Treasury Inflation Indexed Bonds	0.13	1/15/2022	310,788
200,000	United States Treasury Inflation Indexed Bonds	0.13	7/15/2022	204,213
100,000	United States Treasury Bond	6.13	11/15/2027	138,695
	TOTAL U.S. TREASURY SECURITIES (Cost - $1,087,827)			1,080,763
Number of
Contracts
	PURCHASED OPTIONS - 1.6%
10	S&P 500 Index, June 2016, Put @ $1,475			22,200
10	S&P 500 Index, June 2016, Put @ $1,700			47,950
10	S&P 500 Index, June 2016, Put @ $1,900			90,050
	TOTAL OPTIONS (Cost - $130,591)			160,200
Shares
	SHORT-TERM INVESTMENTS - 38.4%
	MONEY MARKET FUND - 0.1%

10,846	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.10% (c)			10,846

Principal
Amount		Coupon Rate (%)	Maturity	Value
	FEDERAL HOME LOAN MORTGAGE CORP. - 15.1%
400,000	Federal Home Loan Bank Discount Notes	0.0939	8/5/2015	399,964
400,000	Federal Home Loan Bank Discount Notes	0.0970	8/12/2015	399,955
100,000	Federal Home Loan Bank Discount Notes	0.0900	8/19/2015	99,988
200,000	Federal Home Loan Bank Discount Notes	0.0850	9/4/2015	199,969
200,000	Federal Home Loan Bank Discount Notes	0.0850	9/11/2015	199,966
200,000	Federal Home Loan Bank Discount Notes	0.1420	11/4/2015	199,901
				1,499,743
	U.S. TREASURY BILL - 23.2%
2,300,000	United States Treasury Bill	0.00	9/17/2015	2,299,875

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,810,464)			3,810,464

	TOTAL INVESTMENTS - 106.7% (Cost - $10,647,889)(d)			$10,573,635
	OTHER ASSETS LESS LIABILITIES - NET - (6.7)%			(662,828)
	TOTAL NET ASSETS - 100.0%			$9,910,807

See accompanying notes to financial statements.

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Schedule of Futures Options Written*

Number of
Contracts	Security, Expiration Date, Exercise Price	Value
1	10 Year US Treasury Note, August 2015, Call @ 127	$500
1	Euro-Bund Future, August 2015, Call @ 154.50	579
	TOTAL (Premiums received - $973)	$1,079

TBA - To Be Announced Security

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	except to qualified institutional buyers. As of June 30, 2015, these securities amounted to $152,090 or 1.5% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

(c)	Money market rate shown represents the rate at June 30, 2015.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written, is $10,646,916 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$42,662
Unrealized Depreciation:	(117,022)
Net Unrealized Appreciation:	$(74,360)

				Unrealized Appreciation/
Contracts				(Depreciation)
	SHORT FUTURES CONTRACTS
4	3 MO Sterling (Short Sterling ) March 2017
	(Underlying Face Amount at Value $124,890)			$472
4	3 MO Sterling (Short Sterling) June 2017
	(Underlying Face Amount at Value $2,876,300)			471
3	US 5YR NOTE (CBT) September 2015
	(Underlying Face Amount at Value $151,980)			402
				1,345
	LONG FUTURES CONTRACTS
3	Euro-Bund Future September 2015
	(Underlying Face Amount at Value $124,890)			(5,947)
28	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $2,876,300)			(49,434)
1	US Long Bond Future September 2015
	(Underlying Face Amount at Value $151,980)			839
				(54,542)

	TOTAL UNREALIZED DEPRECIATION OF FUTURES CONTRACTS			$(53,197)

Notional		Fixed Received
Amount $		Rate (%)	Expiration
	INTEREST RATE SWAPS
2,600,000	UBS AG	1.0000	6/20/2020	$(5,380)
300,000	Goldman Sachs	6.5300	6/5/2025	(72)
7,000,000	Goldman Sachs	5.6200	6/20/2020	(2,210)
				$(7,662)

See accompanying notes to financial statements.

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/2/2015	Goldman Sachs	2,000	EUR	2,178	USD	$2,227	$49
7/2/2015	Goldman Sachs	3,000	EUR	3,281	USD	3,341	60
7/2/2015	Goldman Sachs	2,000	EUR	2,225	USD	2,227	2
7/2/2015	Goldman Sachs	3,000	EUR	3,355	USD	3,341	(14)
7/2/2015	Goldman Sachs	3,000	EUR	3,369	USD	3,341	(28)
7/2/2015	Goldman Sachs	128,000	EUR	145,365	USD	142,545	(2,820)
7/2/2015	Goldman Sachs	49,000	EUR	55,022	USD	54,568	(454)
7/2/2015	Goldman Sachs	7,200,000	JAP	58,460	USD	58,859	399
7/2/2015	Goldman Sachs	8,900,000	JAP	71,982	USD	72,756	774
							(2,032)

To Sell:
7/2/2015	Goldman Sachs	4,000	GBP	6,085	USD	6,286	(201)
7/2/2015	Goldman Sachs	340,000	EUR	370,497	USD	378,636	(8,139)
7/2/2015	Goldman Sachs	10,000	EUR	11,122	USD	11,136	(14)
7/2/2015	Goldman Sachs	8,000	EUR	9,087	USD	8,909	178
7/2/2015	Goldman Sachs	6,000	EUR	6,785	USD	6,682	103
7/2/2015	Goldman Sachs	31,900,000	JPY	255,695	USD	260,776	(5,081)
7/7/2015	Goldman Sachs	100,000	MXP	6,474	USD	6,369	105
8/4/2015	Goldman Sachs	19,000	GBP	29,828	USD	29,854	(26)
8/4/2015	Goldman Sachs	70,000	EUR	78,429	USD	77,993	436
8/4/2015	Goldman Sachs	14,000	EUR	15,689	USD	15,599	90
8/4/2015	Goldman Sachs	5,100,000	JPY	41,281	USD	41,707	(426)
8/4/2015	Goldman Sachs	1,100,000	JPY	8,910	USD	8,995	85
							(12,890)

	Net unrealized depreciation on forward foreign currency contracts						$(14,922)

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	FVIT American	FVIT BlackRock	FVIT Wellington Research
	Funds® Managed Risk	Global Allocation	Managed Risk
Assets:	Portfolio	Managed Risk Portfolio	Portfolio
Investments in securities, at cost	$171,652,346	$240,872,626	$233,354,333
Investments in securities, at value	$161,849,388	$230,183,568	$238,222,217
Deposits with broker +	8,336,025	11,886,631	8,926,832
Unrealized appreciation on futures contracts	3,715	—	—
Receivable for securities sold	749,698	—	1,010,078
Receivable for Portfolio shares sold	570,170	442,401	1,086,200
Interest and dividends receivable	433	22	440,649
Total Assets	171,509,429	242,512,622	249,685,976
Liabilities:
Due to custodian	—	—	6,295
Premiums paid on open swap contracts	—	—	35,122
Unrealized depreciation on swap contract	—	—	7,613
Unrealized depreciation on foreign exchange contracts	—	—	77
Payable for securities purchased	2,076,194	721,185	20,300,646
Payable for portfolio shares redeemed	13,786	7,235	8,703
Accrued investment advisory fees	70,239	39,528	156,483
Accrued distribution (12b-1) fees	36,738	52,173	47,623
Administrative service fees payable	25,238	37,810	32,113
Total Liabilities	2,222,195	857,931	20,594,675
Net Assets	$169,287,234	$241,654,691	$229,091,301

Net Assets:
Paid in capital	$166,020,726	$238,962,815	$223,205,501
Undistributed net investment income	13,287,891	3,579,457	451,989
Accumulated net realized gain/(loss) on investments, futures contracts and swap contracts	(222,140)	9,801,477	573,617
Net unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(9,799,243)	(10,689,058)	4,860,194
Net Assets	$169,287,234	$241,654,691	$229,091,301

Class II Shares:
Net assets	$169,287,234	$241,654,691	$229,091,301
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	15,438,573	22,996,114	19,941,137

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.97	$10.51	$11.49

+	Collateral for futures contracts.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2015 (Unaudited)

	FVIT Balanced	FVIT Select Advisor	FVIT Franklin
	Managed Risk	Managed Risk	Dividend and Income
Assets:	Portfolio	Portfolio	Managed Risk Portfolio
Investments in securities, at cost	$71,202,525	$88,158,029	$135,190,921
Investments in securities, at value	$72,008,187	$89,589,894	$136,933,319
Deposits with broker +	3,573,050	4,586,121	7,092,761
Unrealized appreciation on futures contracts	—	15	23,509
Receivable for Portfolio shares sold	771,178	107,396	570,381
Receivable for securities sold	369,748	—	89,792
Interest and dividends receivable	69,651	217	130,263
Total Assets	76,791,814	94,283,643	144,840,025
Liabilities:
Payable for securities purchased	2,200,381	119,384	1,492,761
Payable for Portfolio shares redeemed	3,012	1,756	754
Accrued investment advisory fees	33,380	19,812	86,929
Accrued distribution (12b-1) fees	15,848	20,268	30,933
Administrative service fees payable	8,574	13,645	14,666
Total Liabilities	2,261,195	174,865	1,626,043
Net Assets	$74,530,619	$94,108,778	$143,213,982

Net Assets:
Paid in capital	$73,331,944	$92,074,737	$141,939,896
Undistributed net investment income	566,915	847,605	1,024,732
Accumulated net realized loss on investments and futures contracts	(173,902)	(245,444)	(1,516,553)
Net unrealized appreciation on investments and futures contracts	805,662	1,431,880	1,765,907
Net Assets	$74,530,619	$94,108,778	$143,213,982

Class II Shares:
Net assets	$74,530,619	$94,108,778	$143,213,982
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	6,844,633	8,525,157	13,716,854

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.89	$11.04	$10.44

+	Collateral for futures contracts.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2015 (Unaudited)

	FVIT Growth	FVIT Moderate Growth	FVIT Goldman Sachs
	Managed Risk	Managed Risk	Dynamic Trends Allocation
Assets:	Portfolio	Portfolio	Portfolio
Investments in securities, at cost	$389,647,016	$103,548,787	$8,063,259
Investments in securities, at value	$394,650,391	$104,391,007	$7,991,992
Deposits with broker +	20,171,877	5,283,716	145,888
Unrealized appreciation on futures contracts	—	—	—
Receivable for securities sold	3,815,014	582,306	4,146
Receivable for Portfolio shares sold	1,064,878	243,959	15,937
Interest and dividends receivable	967,070	192,945	9,983
Other Assets	—	390	—
Total Assets	420,669,230	110,694,323	8,167,946
Liabilities:
Due to Custodian - Foreign Cash (Cost $0, $0, $48,441, respectively)	—	—	49,059
Options Written (Cost $0, $0, $7,944, respectively)	—	—	2,184
Unrealized depreciation on futures contracts	—	—	62,714
Payable for securities purchased	15,435,899	2,727,712	111,808
Payable for Portfolio shares redeemed	35,196	898	344
Accrued investment advisory fees	187,089	49,975	5,297
Accrued distribution (12b-1) fees	87,847	23,458	1,780
Administrative service fees payable	40,526	12,452	948
Total Liabilities	15,786,557	2,814,495	234,134
Net Assets	$404,882,673	$107,879,828	$7,933,812

Net Assets:
Paid in capital	$403,200,467	$106,577,186	$8,034,279
Undistributed net investment income	3,256,628	815,672	(4,962)
Accumulated net realized gain/(loss) on investments and futures contracts	(6,577,797)	(355,250)	33,334
Net unrealized appreciation(depreciation) on investments, options written, swap contracts and futures contracts	5,003,375	842,220	(128,839)
Net Assets	$404,882,673	$107,879,828	$7,933,812

Class II Shares:
Net assets	$404,882,673	$107,879,828	$7,933,812
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	38,712,500	10,219,762	803,678

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.46	$10.56	$9.87

+	Collateral for futures contracts and options contracts.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2015 (Unaudited)

FVIT PIMCO
Tactical Allocation
Assets:	Portfolio
Investments in securities, at cost	$10,647,889
Investments in securities, at value	$10,573,635
Cash	237,215
Deposits with broker +	225,495
Unrealized appreciation on forward foreign currency contracts	2,281
Receivable for securities sold	357,621
Receivable for Portfolio shares sold	66,777
Premiums paid on open swap contracts	53,986
Interest and dividends receivable	41,233
Total Assets	11,558,243
Liabilities:
Due to Custodian - Foreign Cash (Cost $7,312)	7,823
Futures Options Written (Proceeds $973)	1,079
Unrealized depreciation on futures contracts	53,197
Unrealized depreciation on forward foreign currency contracts	17,203
Unrealized depreciation on swap contract	7,662
Payable for securities purchased	1,550,716
Payable for Portfolio shares redeemed	14
Accrued investment advisory fees	6,374
Accrued distribution (12b-1) fees	2,197
Administrative service fees payable	1,171
Total Liabilities	1,647,436
Net Assets	$9,910,807

Net Assets:
Paid in capital	$10,085,379
Undistributed net investment income	22,580
Accumulated net realized loss on investments and futures contracts	(46,500)
Net unrealized depreciation on investments, futures contracts, written options forward foreign currency contracts and swap contracts	(150,652)
Net Assets	$9,910,807

Class II Shares:
Net assets	$9,910,807
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	1,008,561

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.83

+	Collateral for futures contracts.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Operations
For the Six Months Ended June 30, 2015 (Unaudited)

	FVIT American	FVIT BlackRock	FVIT Wellington Research
	Funds® Managed Risk	Global Allocation	Managed Risk
	Porfolio	Managed Risk Portfolio	Portfolio
Investment Income:
Dividend income	$12,452,629	$—	$866,420 **
Interest income	2,186	692	392,654
Total Investment Income	12,454,815	692	1,259,074
Expenses:
Investment advisory fees	649,367	931,797	664,462
Administrative service fees	92,478	133,299	99,975
Distribution fees (12b-1) - Class II Shares	180,379	258,832	195,430
Total Expenses	922,224	1,323,928	959,867
Expenses waived	(300,811)	(733,013)	(17,996)
Net Expenses	621,413	590,915	941,871
Net Investment Income (Loss)	11,833,402	(590,223)	317,203
Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts
Net realized gain/(loss) on:
Investments	292,832	—	482,205
Futures contracts	(311,756)	(318,702)	134,153
Swap contracts	—	—	2,264
Translations of foreign currency transactions	—	—	(255)
	(18,924)	(318,702)	618,367
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,002,041)	4,654,920	653,489
Futures contracts	25,683	35,223	(70,590)
Swap contracts	—	—	(7,613)
Translations of foreign currency transactions	—	—	(77)
	(10,976,358)	4,690,143	575,209
Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts	(10,995,282)	4,371,441	1,193,576
Net Increase in Net Assets Resulting from Operations	$838,120	$3,781,218	$1,510,779

**	Foreign taxes withheld of $1,382.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	FVIT Balanced	FVIT Select Advisor	FVIT Franklin
	Managed Risk	Managed Risk	Dividend and Income
	Portfolio	Portfolio	Managed Risk Portfolio*
Investment Income:
Dividend income	$549,357	$701,972	$1,050,786 **
Interest income	549	1,118	797
Total Investment Income	549,906	703,090	1,051,583
Expenses:
Investment advisory fees	167,687	339,997	504,289
Administrative service fees	39,142	48,496	75,658
Distribution fees (12b-1) - Class II Shares	76,222	94,444	148,321
Total Expenses	283,051	482,937	728,268
Expenses waived	(5,034)	(244,344)	(86,008)
Net Expenses	278,017	238,593	642,260
Net Investment Income	271,889	464,497	409,323
Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts
Net Realized Gain/(Loss) on:
Investments	84,050	124,162	(107,975)
Futures contracts	49,638	(297,547)	(1,107,269)
	133,688	(173,385)	(1,215,244)
Net change in unrealized appreciation/(depreciation) on:
Investments	(264,862)	(147,049)	(741,250)
Futures contracts	(21,753)	270	79,702
	(286,615)	(146,779)	(661,548)
Net Realized and Unrealized Loss on Investments and Futures Contracts	(152,927)	(320,164)	(1,876,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	$118,962	$144,333	$(1,467,469)

**	Foreign Taxes Withheld $2,439

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	FVIT Growth	FVIT Moderate Growth	FVIT Goldman Sachs
	Managed Risk	Managed Risk	Dynamic Trends
	Portfolio	Portfolio	Allocation Portfolio *
Investment Income:
Dividend income	$3,505,636	$884,972	$—
Interest income	2,793	839	10,252
Total Investment Income	3,508,429	885,811	10,252
Expenses:
Investment advisory fees	934,081	244,978	11,358
Administrative service fees	217,783	57,267	1,722
Distribution fees (12b-1) - Class II Shares	424,582	111,354	3,341
Total Expenses	1,576,446	413,599	16,421
Expenses waived	(27,715)	(7,331)	(1,207)
Net Expenses	1,548,731	406,268	15,214
Net Investment Income (Loss)	1,959,698	479,543	(4,962)

Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts
Net Realized Gain (Loss) on:
Investments	1,482,094	156,541	(15,444)
Futures contracts	(4,829,540)	(144,922)	45,587
Options Written	—	—	2,842
Foreign currency translations	—	—	349
	(3,347,446)	11,619	33,334
Net change in unrealized appreciation/(depreciation) on:
Investments	(642,046)	(316,308)	(71,267)
Futures contracts	116,008	(38,360)	(62,714)
Options Written	—	—	5,760
Foreign currency translations	—	—	(618)
	(526,038)	(354,668)	(128,839)
Net Realized and Unrealized Loss on Investments and Futures Contracts	(3,873,484)	(343,049)	(95,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,913,786)	$136,494	$(100,467)

*	The FVIT Goldman Sachs Dynamic Trends Allocation Portfolio commenced operations on April 30, 2015.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

FVIT PIMCO
Tactical Allocation
Portfolio *
Investment Income:
Dividend income	$32,336
Interest income	8,759
Total Investment Income	41,095
Expenses:
Investment advisory fees	14,042
Administrative service fees	2,128
Distribution fees (12b-1) - Class II Shares	4,130
Total Expenses	20,300
Expenses waived	(1,785)
Net Expenses	18,515
Net Investment Income	22,580

Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts
Net Realized Gain (Loss) on:
Investments	(82,366)
Futures contracts	(1,561)
Future Options Written	1,845
Swap Contracts	16,367
Foreign currency Translations	19,215
Total net realized loss	(46,500)
Net change in unrealized appreciation/(depreciation) on:
Investments	(74,254)
Futures contracts	(53,197)
Options Written	(106)
Swap Contracts	(7,662)
Forward Foreign Currency Contracts	(14,922)
Foreign currency Translations	(511)
(150,652)
Net Realized and Unrealized Loss on Investments and Futures Contracts	(197,152)
Net Decrease in Net Assets Resulting from Operations	$(174,572)

*	The FVIT PIMCO Tactical Allocation Portfolio commenced operations on April 30, 2015.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Changes in Net Assets

	FVIT American Funds® Managed		FVIT BlackRock Global Allocation
	Risk Portfolio		Managed Risk Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$11,833,402	$1,454,810	$(590,223)	$4,170,247
Net realized loss on investments and futures contracts	(18,924)	(962,163)	(318,702)	(693,564)
Distributions of realized gains by underlying investment companies	—	762,322	—	10,818,251
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(10,976,358)	1,140,198	4,690,143	(15,233,585)
Net increase/(decrease) in net assets resulting from operations	838,120	2,395,167	3,781,218	(938,651)
From Distributions to Shareholders:
Net Investment Income:	—	(58,161)	—	(134,130)
Net Realized Gains:	—	(3,462)	—	(117,364)

	—	(61,623)	—	(251,494)

From Shares of Beneficial Interest:
Proceeds from shares sold	56,852,625	109,581,950	71,989,924	170,779,754
Reinvestment of distributions	—	61,623	—	251,494
Cost of shares redeemed	(4,892,322)	(1,962,772)	(10,531,675)	(1,853,864)
Net increase in net assets from share transactions of beneficial interest	51,960,303	107,680,801	61,458,249	169,177,384
Total increase in net assets	52,798,423	110,014,345	65,239,467	167,987,239

Net Assets:
Beginning of period	116,488,811	6,474,466	176,415,224	8,427,985
End of period	$169,287,234	$116,488,811	$241,654,691	$176,415,224
Undistributed net investment income at end of period	$13,287,891	$1,454,489	$3,579,457	$4,169,680

Share Activity:
Shares Sold	5,156,110	10,275,241	6,821,586	16,508,733
Shares Reinvested	—	5,754	—	24,159
Shares Redeemed	(446,469)	(181,710)	(1,004,624)	(178,366)
Net increase in shares of beneficial interest outstanding	4,709,641	10,099,285	5,816,962	16,354,526

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Changes in Net Assets (Continued)

	FVIT Wellington Research Managed		FVIT Balanced Managed
	Risk Portfolio		Risk Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$317,203	$129,073	$271,889	$295,284
Net realized gain/(loss) on investments, futures contracts and swap contracts	618,367	(11,587)	133,688	(307,590)
Distributions of realized gains by underlying investment companies	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	575,209	3,686,905	(286,615)	1,083,965
Net increase in net assets resulting from operations	1,510,779	3,804,391	118,962	1,071,659
From Distributions to Shareholders:
Net Investment Income:	—	(33,657)	—	(5,295)
Net Realized Gains:	—	(41,525)	—	(265)

Total distributions to shareholders	—	(75,182)	—	(5,560)

From Shares of Beneficial Interest:
Proceeds from shares sold	140,933,673	84,640,120	29,128,477	46,970,523
Reinvestment of distributions	—	75,182	—	5,560
Cost of shares redeemed	(2,262,574)	(21,959,472)	(2,117,131)	(1,904,203)
Net increase in net assets from share transactions of beneficial interest	138,671,099	62,755,830	27,011,346	45,071,880
Total increase in net assets	140,181,878	66,485,039	27,130,308	46,137,979

Net Assets:
Beginning of period	88,909,423	22,424,384	47,400,311	1,262,332
End of period	$229,091,301	$88,909,423	$74,530,619	$47,400,311
Undistributed net investment income at end of period	$451,989	$134,786	$566,915	$295,026

Share Activity:
Shares Sold	12,231,167	7,798,002	2,658,207	4,433,768
Shares Reinvested	—	6,968	—	524
Shares Redeemed	(196,382)	(2,074,493)	(192,736)	(178,971)
Net increase in shares of beneficial interest outstanding	12,034,785	5,730,477	2,465,471	4,255,321

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Changes in Net Assets (Continued)

	FVIT Select Advisor Managed		FVIT Franklin Dividend and Income
	Risk Portfolio		Managed Risk Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014 *

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$464,497	$383,161	$409,323	$615,409
Net realized loss on investments and futures contracts	(173,385)	(312,495)	(1,215,244)	(301,309)
Distributions of realized gains by underlying investment companies	—	240,436	—	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(146,779)	1,548,221	(661,548)	2,427,455
Net increase (decrease) in net assets resulting from operations	144,333	1,859,323	(1,467,469)	2,741,555
From Distributions to Shareholders:
Net Investment Income:	—	(4,652)	—	—

From Shares of Beneficial Interest:
Proceeds from shares sold	44,463,371	48,459,881	58,108,012	111,540,238
Reinvestment of distributions	—	4,652	—	—
Cost of shares redeemed	(2,095,479)	(1,138,066)	(1,382,948)	(26,325,406)
Net increase in net assets from share transactions of beneficial interest	42,367,892	47,326,467	56,725,064	85,214,832
Total increase in net assets	42,512,225	49,181,138	55,257,595	87,956,387

Net Assets:
Beginning of period	51,596,553	2,415,415	87,956,387	—
End of period	$94,108,778	$51,596,553	$143,213,982	$87,956,387
Undistributed net investment income at end of period	$847,605	$383,108	$1,024,732	$615,409

Share Activity:
Shares Sold	4,010,631	4,573,782	5,524,830	10,900,403
Shares Reinvested	—	435	—	—
Shares Redeemed	(187,776)	(107,726)	(131,264)	(2,577,115)
Net increase in shares of beneficial interest outstanding	3,822,855	4,466,491	5,393,566	8,323,288

*	The FVIT Franklin Dividend and Income Managed Risk Portfolio commenced operations on April 30, 2014.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Changes in Net Assets (Continued)

	FVIT Growth		FVIT Moderate Growth
	Managed Risk Portfolio		Managed Risk Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Period Ended	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 *	(Unaudited)	December 31, 2014 *

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,959,698	$1,284,036	$479,543	$332,455
Net realized gain (loss) on investments and futures contracts	(3,347,446)	(3,230,351)	11,619	(366,869)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(526,038)	5,529,413	(354,668)	1,196,888
Net increase (decrease) in net assets resulting from operations	(1,913,786)	3,583,098	136,494	1,162,474

From Shares of Beneficial Interest:
Proceeds from shares sold	152,669,728	258,983,148	44,135,470	64,111,252
Cost of shares redeemed	(6,630,789)	(1,808,726)	(1,379,377)	(286,485)
Net increase in net assets from share transactions of beneficial interest	146,038,939	257,174,422	42,756,093	63,824,767
Total increase in net assets	144,125,153	260,757,520	42,892,587	64,987,241

Net Assets:
Beginning of period	260,757,520	—	64,987,241	—
End of period	$404,882,673	$260,757,520	$107,879,828	$64,987,241
Undistributed net investment income at end of period	$3,256,628	$1,296,930	$815,672	$336,129

Share Activity:
Shares Sold	14,478,711	25,034,144	4,157,937	6,219,244
Shares Redeemed	(624,574)	(175,781)	(129,389)	(28,030)
Net increase in shares of beneficial interest outstanding	13,854,137	24,858,363	4,028,548	6,191,214

*	The FVIT Growth Managed Risk Portfolio and FVIT Moderate Growth Managed Risk Portfolio commenced operations on April 30, 2014.

See accompanying notes to financial statements.

FVIT Portfolios
Statements of Changes in Net Assets (Continued)

	FVIT Goldman Sachs Dynamic Trends	FVIT PIMCO Tactical
	Allocation Portfolio *	Allocation Portfolio *
	Period Ended	Period Ended
	June 30, 2015	June 30, 2015
	(Unaudited)	(Unaudited)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,962)	$22,580
Net realized gain (loss) on investments and futures contracts	33,334	(46,500)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(128,839)	(150,652)
Net decrease in net assets resulting from operations	(100,467)	(174,572)

From Shares of Beneficial Interest:
Proceeds from shares sold	10,741,401	11,321,467
Cost of shares redeemed	(2,707,122)	(1,236,088)
Net increase in net assets from share transactions of beneficial interest	8,034,279	10,085,379
Total increase in net assets	7,933,812	9,910,807

Net Assets:
Beginning of period	—	—
End of period	$7,933,812	$9,910,807
Undistributed net investment income (loss) at end of period	$(4,962)	$22,580

Share Activity:
Shares Sold	1,074,071	1,132,923
Shares Redeemed	(270,393)	(124,362)
Net increase in shares of beneficial interest outstanding	803,678	1,008,561

*	The FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio commenced operations on April 30, 2015.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT American Funds® Managed Risk Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Year Ended		Period Ended
	(Unaudited)		December 31, 2014		December 31, 2013(a)

Net asset value, beginning of period	$10.86		$10.28		$10.00
Income from investment operations:
Net investment income (b) (c)	0.90		0.32		0.29
Net realized and unrealized gain/(loss) on investments	(0.79)		0.27		(0.01	) (d)
Total income from investment operations	0.11		0.59		0.28
Less distributions from:
Net investment income	—		(0.01)		—
Net realized gain	—		(0.00	) (k)	—
Total distributions from net investment income and net realized gains	—		(0.01)		—
Net asset value, end of period	$10.97		$10.86		$10.28
Total return (e)	1.01%		5.73%		2.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$169,287		$116,489		$6,474
Ratio of net expenses to average net assets (f)	0.86	% (h)	0.86%		0.86	% (h)
Ratio of gross expenses to average net assets (f)(g)	1.28	% (h)	1.35%		5.00	% (h)
Ratio of net investment income to average net assets (c) (f)	16.38	% (h)	2.96%		17.33	% (h)
Portfolio turnover rate	15	% (i)	35%		0	% (i,j)

(a)	FVIT American Funds® Managed Risk Portfolio commenced operations on October 31, 2013.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the investment companies in which the Portfolio invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

(i)	Not annualized

(j)	Amount represents less than 0.5%.

(k)	Amount represents less than $0.005.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT BlackRock Global Allocation Managed Risk Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Year Ended		Period Ended
	(Unaudited)		December 31, 2014		December 31, 2013(a)

Net asset value, beginning of period	$10.27		$10.22		$10.00
Income from investment operations:
Net investment income (loss) (b) (c)	(0.03)		0.54		0.60
Net realized and unrealized gain (loss) on investments	0.27		(0.47)		(0.38)
Total income from investment operations	0.24		0.07		0.22
Less distributions from:
Net investment income	—		(0.01)		—
Net realized gain	—		(0.01)		—
Total distributions from net investment income and net realized gains	—		(0.02)		—
Net asset value, end of period	$10.51		$10.27		$10.22
Total return (d)	2.34%		0.69%		2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$241,655		$176,415		$8,428
Ratio of net expenses to average net assets (e)	0.57	% (g)	0.57%		0.57	% (g)
Ratio of gross expenses to average net assets (e)(f)	1.28	% (g)	1.35%		4.43	% (g)
Ratio of net investment income to average net assets (c) (e)	(0.57	)% (g)	5.20%		35.20	% (g)
Portfolio turnover rate	0	% (h,i)	0	% (i)	0	% (h,i)

(a)	FVIT BlackRock Global Allocation Managed Risk Portfolio commenced operations on October 31, 2013.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Wellington Research Managed Risk Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013(a)

Net asset value, beginning of period	$11.25		$10.31	$10.00
Income from investment operations:
Net investment income (b) (c)	0.02		0.04	0.01
Net realized and unrealized gain on investments, futures contracts and swap contracts	0.22		0.92	0.30
Total income from investment operations	0.24		0.96	0.31
Less distributions from:
Net investment income	—		(0.01)	—
Net realized gain	—		(0.01)	—
Total distributions from net investment income and net realized gains	—		(0.02)	—
Net asset value, end of period	$11.49		$11.25	$10.31
Total return (d)	2.13%		9.29%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$229,091		$88,909	$22,424
Ratio of net expenses to average net assets (e)	1.20	% (g)	1.20%	1.20	% (g)
Ratio of gross expenses to average net assets (e)(f)	1.22	% (g)	1.38%	1.62	% (g)
Ratio of net investment income to average net assets (c) (e)	0.40	% (g)	0.35%	0.66	% (g)
Portfolio turnover rate (i)	52	% (h)	120%	14	% (h)

(a)	FVIT Wellington Research Managed Risk Portfolio commenced operations on October 31, 2013.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	The portfolio turnover rates excludes dollar roll transactions for the periods ended June 30, 2015, December 31, 2014 and December 31, 2013. If these were included in the calculation the turnover percentage would be 99%, 188% and 19%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Balanced Managed Risk Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Year Ended		Period Ended
	(Unaudited)		December 31, 2014		December 31, 2013(a)

Net asset value, beginning of period	$10.82		$10.19		$10.00
Income from investment operations:
Net investment income (b) (c)	0.05		0.18		0.09
Net realized and unrealized gain on investments	0.02		0.45		0.10
Total income from investment operations	0.07		0.63		0.19
Less distributions from:
Net investment income	—		(0.00	) (i)	—
Net realized gain	—		(0.00	) (i)	—
Total distributions from net investment income and net realized gains	—		(0.00	) (i)	—
Net asset value, end of period	$10.89		$10.82		$10.19
Total return (d)	0.65%		6.20%		1.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$74,531		$47,400		$1,262
Ratio of net expenses to average net assets (e)	0.91	% (g)	0.91%		0.91	% (g)
Ratio of gross expenses to average net assets (e)(f)	0.93	% (g)	0.97%		30.74	% (g)
Ratio of net investment income to average net assets (c) (e)	0.89	% (g)	1.70%		5.12	% (g)
Portfolio turnover rate	23	% (h)	34%		1	% (h)

(a)	FVIT Balanced Managed Risk Portfolio commenced operations on October 31, 2013.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.005.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Select Advisor Managed Risk Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Year Ended		Period Ended
	(Unaudited)		December 31, 2014		December 31, 2013(a)

Net asset value, beginning of period	$10.97		$10.24		$10.00
Income from investment operations:
Net investment income (b) (c)	0.07		0.17		0.04
Net realized and unrealized gain (loss) on investments	(0.00	) (j)	0.56		0.20
Total income from investment operations	0.07		0.73		0.24
Less distributions from:
Net investment income	—		(0.00	) (j)	—
Net asset value, end of period	$11.04		$10.97		$10.24
Total return (d)	0.64%		7.14%		2.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$94,109		$51,597		$2,415
Ratio of net expenses to average net assets (e)	0.63	% (g)	0.63%		0.63	% (g)
Ratio of gross expenses to average net assets (e)(f)	1.28	% (g)	1.37%		14.77	% (g)
Ratio of net investment income to average net assets (c) (e)	1.23	% (g)	1.59%		2.06	% (g)
Portfolio turnover rate	19	% (h)	18%		0	% (h,i)

(a)	FVIT Select Advisor Managed Risk Portfolio commenced operations on October 31, 2013.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than 0.5%.

(j)	Amount represents less than $0.005.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Franklin Dividend and Income Managed Risk Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Period Ended
	(Unaudited)		December 31, 2014 (a)

Net asset value, beginning of period	$10.57		$10.00
Income from investment operations:
Net investment income (b) (c)	0.04		0.15
Net realized and unrealized gain (loss) on investments	(0.17)		0.42
Total income from investment operations	(0.13)		0.57
Net asset value, end of period	$10.44		$10.57
Total return (d)	(0.85)%		5.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$143,214		$87,956
Ratio of net expenses to average net assets (e)	1.08	% (g)	1.08	% (g)
Ratio of gross expenses to average net assets (e)(f)	1.22	% (g)	1.24	% (g)
Ratio of net investment income to average net assets (c) (e)	0.69	% (g)	2.22	% (g)
Portfolio turnover rate	1	% (h)	2	% (h)

(a)	FVIT Franklin Dividend and Income Managed Risk Portfolio commenced operations on April 30, 2014.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Growth Managed Risk Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Period Ended
	(Unaudited)		December 31, 2014 (a)

Net asset value, beginning of period	$10.49		$10.00
Income from investment operations:
Net investment income (b) (c)	0.06		0.13
Net realized and unrealized gain (loss) on investments	(0.09)		0.36
Total income from investment operations	(0.03)		0.49

Net asset value, end of period	$10.46		$10.49
Total return (d)	(0.29)%		4.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$404,883		$260,758
Ratio of expenses to average net assets (e)	0.91	% (f)	0.90	% (f)
Ratio of gross expenses to average net assets (f)	0.93	% (f)	0.90	% (g)
Ratio of net investment income to average net assets (c) (e)	1.15	% (f)	1.83	% (f)
Portfolio turnover rate	20	% (g)	9	% (g)

(a)	FVIT Growth Managed Risk Portfolio commenced operations on April 30, 2014.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Moderate Growth Managed Risk Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended
	June 30, 2015		Period Ended
	(Unaudited)		December 31, 2014 (a)

Net asset value, beginning of period	$10.50		$10.00
Income from investment operations:
Net investment income (b) (c)	0.06		0.13
Net realized and unrealized gain (loss) on investments	(0.00	) (h)	0.37
Total income from investment operations	0.06		0.50

Net asset value, end of period	$10.56		$10.50
Total return (d)	0.57%		5.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$107,880		$64,987
Ratio of expenses to average net assets (e)	0.91	% (f)	0.91	% (f)
Ratio of gross expenses to average net assets (f)	0.93	% (f)	0.91	% (g)
Ratio of net investment income to average net assets (c) (e)	1.07	% (f)	1.82	% (f)
Portfolio turnover rate	19	% (g)	11	% (g)

(a)	FVIT Growth Managed Risk Portfolio commenced operations on April 30, 2014.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.005.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Period Ended
	June 30, 2015 (a)
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (b) (c)	(0.01)
Net realized and unrealized loss on investments	(0.12)
Total loss from investment operations	(0.13)

Net asset value, end of period	$9.87
Total return (d)	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,934
Ratio of expenses to average net assets (e)	1.16	% (f)
Ratio of gross expenses to average net assets (f)	1.25	% (f)
Ratio of net investment income to average net assets (c) (e)	(0.38	) (f)
Portfolio turnover rate	11	% (g)

(a)	FVIT Goldman Sachs Dynamic Trends Allocation Portfolio commenced operations on April 30, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

FVIT Portfolios
Financial Highlights
FVIT PIMCO Tactical Allocation Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Period Ended
	June 30, 2015 (a)
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (b) (c)	0.02
Net realized and unrealized loss on investments	(0.19)
Total income from investment operations	(0.17)

Net asset value, end of period	$9.83
Total return (d)	(1.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,911
Ratio of expenses to average net assets (e)	1.14	% (f)
Ratio of gross expenses to average net assets (f)	1.25	% (g)
Ratio of net investment income to average net assets (c) (e)	1.39	% (f)
Portfolio turnover rate	85	% (g,h)

(a)	FVIT PIMCO Tactical Allocation Portfolio commenced operations on April 30, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The portfolio turnover rates excludes dollar roll transactions for the period ended June 30, 2015. If these were included in the calculation the turnover percentage would be 86%. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

1.	ORGANIZATION

The FVIT Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of ten different actively managed portfolios. Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The FVIT PIMCO Tactical Allocation Portfolio and FVIT Goldman Sachs Dynamic Trends Allocation Portfolio commenced operations on April 30, 2015. The FVIT Franklin Dividend and Income Managed Risk Portfolio, FVIT Growth Managed Risk Portfolio, and FVIT Moderate Growth Managed Risk Portfolio commenced operations on April 30, 2014. All other Portfolios commenced operations on October 31, 2013. FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio), FVIT Franklin Dividend and Income Managed Risk Portfolio, and FVIT PIMCO Tactical Allocation Portfolio are diversified series of the Trust; all other Portfolios are non-diversified. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is capital appreciation and income while seeking to manage volatility.

The Portfolios currently offer Class II shares at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Underlying funds are valued at their respective net asset values as reported by such investment companies. Underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the underlying funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the Adviser or Sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for each Portfolio’s investments measured at fair value:

FVIT American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$151,609,119	$—	$—	$151,609,119
Short-Term Investments	10,240,269	—	—	10,240,269
Futures Contracts *	3,715	—	—	3,715
Total	$161,853,103	$—	$—	$161,853,103

FVIT BlackRock Global Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$229,462,383	$—	$—	$229,462,383
Short-Term Investment	721,185	—	—	721,185
Total	$230,183,568	$—	$—	$230,183,568

FVIT Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$133,983,412	$—	$—	$133,983,412
Preferred Stock	78,660	—	—	78,660
Exchange Traded Fund	6,779,258	—	—	6,779,258
Asset Backed Securities	—	4,087,025	—	4,087,025
Corporate Bonds	—	14,499,493	—	14,499,493
Commercial Mortgage Backed Securities	—	924,075	—	924,075
Mortgage Backed Securities	—	17,371,822	—	17,371,822
Municipal Securities	—	871,936	—	871,936
U.S. Treasury Notes	—	33,588,846	—	33,588,846
Short-Term Investments	21,038,320	4,999,370	—	26,037,690
Total	$161,879,650	$76,342,567	$—	$238,222,217

Liabilities	Level 1	Level 2	Level 3	Total
Credit Default Swap	$—	$7,695	$—	$7,695
Total	$—	$7,695	$—	$7,695

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

FVIT Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$68,662,868	$—	$—	$68,662,868
Short-Term Investment	3,345,319	—	—	3,345,319
Total	$72,008,187	$—	$—	$72,008,187

FVIT Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,649,485	$—	$—	$13,649,485
Variable Insurance Trusts	70,582,145	—	—	70,582,145
Short-Term Investment	5,358,324	—	—	5,358,324
Futures Contracts*	15	—	—	15
Total	$89,589,969	$—	$—	$89,589,969

FVIT Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$100,395,482	$—	$—	$100,395,482
Mutual Fund	34,220,114	—	—	34,220,114
Short-Term Investment	2,317,723	—	—	2,317,723
Futures Contracts *	23,509	—	—	23,509
Total	$136,956,828	$—	$—	$136,956,828

FVIT Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$376,324,565	$—	$—	$376,324,565
Short-Term Investment	18,325,826	—	—	18,325,826
Total	$394,650,391	$—	$—	$394,650,391

FVIT Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$100,196,742	$—	$—	$100,196,742
Short-Term Investment	4,194,265	—	—	4,194,265
Total	$104,391,007	$—	$—	$104,391,007

FVIT Goldman Sachs Dynamic Allocation Trends Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$741,318	$—	$—	$741,318
U.S. Treasury Note	—	3,004,242	—	3,004,242
Purchased Options	51,377	—	—	51,377
Short-Term Investment	1,215,264	2,979,791	—	4,195,055
Total	$2,007,959	$5,984,033	$—	$7,991,992

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$2,184	$—	$—	$2,184
Total	$2,184	$—	$—	$2,184

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

FVIT PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,898,448	$—	$—	$2,898,448
Corporate Bonds	—	516,816	—	516,816
Asset Backed Securities	—	378,256	—	378,256
Mortgage Backed Securities	—	1,241,496	—	1,241,496
Collateralized Mortgage Obligations	—	487,192	—	487,192
U.S. Treasury Securities	—	1,080,763	—	1,080,763
Purchased Options	160,200	—	—	160,200
Short-Term Investments	10,846	3,799,618	—	3,810,464
Total	$3,069,494	$7,504,141	$—	$10,573,635

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$53,197	$—	$—	$53,197
Written Options	1,079	—	—	1,079
Swap Contracts	—	7,622	—	7,622
Total	$54,276	$7,622	$—	$61,898

*	Net appreciation (depreciation) of futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution in an amount that is in excess of federally insured limits.

Federal Income Tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2013 tax return or is expected to be taken in each Portfolio’s 2014 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, a Portfolio generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations.

Options Transactions – The FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and currency risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

For the period ended June 30, 2015, the FVIT Goldman Sachs Dynamic Trends Portfolio and the FVIT PIMCO Tactical Allocation Portfolio had unrealized gains/(losses) of $5,760 and $(106), respectively from option contracts written. For the period ended June 30, 2015, the FVIT Goldman Sachs Dynamic Trends Portfolio and the FVIT PIMCO Tactical Allocation Portfolio had realized gains of $2,842 and $1,845, respectively from option contracts written.

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	99	12,161
Options closed	(50)	(4,217)
Options outstanding, end of period	49	$7,944

FVIT PIMCO Tactical Allocation Portfolio

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	8	3,108
Options expired	(5)	(1,848)
Options closed	(1)	(287)
Options outstanding, end of period	2	$973

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

For the period ended June 30, 2015, realized gains (losses) and the change in unrealized appreciation (depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

		Change in Unrealized
		Appreciation
	Realized Gain (Loss)	(Depreciation)
FVIT American Funds® Managed Risk Portfolio	$(311,756)	$(25,683)
FVIT BlackRock Global Allocation Managed Risk Portfolio	$(318,702)	$(35,223)
FVIT Wellington Research Managed Risk Portfolio	$134,153	$(70,590)
FVIT Balanced Managed Risk Portfolio	$49,638	$(21,753)
FVIT Select Advisor Managed Risk Portfolio	$(297,547)	$270
FVIT Franklin Dividend and Income Managed Risk Portfolio	$(1,107,269)	$79,702
FVIT Growth Managed Risk Portfolio	$(4,829,540)	$116,008
FVIT Moderate Growth Managed Risk Portfolio	$(144,922)	$(38,360)
FVIT Goldman Sachs Dynamic Trends Portfolio	$45,587	$(62,714)
FVIT PIMCO Tactical Allocation Portfolio	$(1,561)	$(53,197)

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the FVIT PIMCO Tactical Allocation Portfolio’s Statement of Assets and Liabilities as of June 30, 2015:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/ Commodity/ Interest Rate Contracts	Unrealized appreciation on futures contracts

The following table sets forth the fair value of the FVIT PIMCO Tactical Allocation Portfolio’s derivative contracts by primary risk exposure as of June 30, 2015:

Derivatives Investment Fair Value

					Total as of
					June 30,
	Commodity	Equity	Interest Rate	Currency	2015
Options Purchased	$—	$29,609	$—	$—	$29,609
Future Options Written	—	—	1,079	—	1,079
Futures Contracts	943	(49,434)	(4,706)	—	(53,197)
Swap Contracts	—	—	(7,662)	—	(7,662)
Forward Foreign Exchange Contracts	—	—	—	(15,356)	(15,356)
Total	$943	$(19,825)	$(11,289)	$(15,356)	$(45,527)

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The following is a summary of the location of derivative investments on the FVIT PIMCO Tactical Allocation Portfolio’s Statement of Operations for the six months ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation/(depreciation)
from futures contracts

The following is a summary of the FVIT PIMCO Tactical Allocation Portfolio’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2015:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total as of
	Commodity	Equity	Interest Rate	Currency	June 30, 2015
Options Purchased	$—	$29,609	$—	$—	$29,609
Future Options Written	—	—	1,079	—	1,079
Futures Contracts	943	(49,434)	(4,706)	—	(53,197)
Swap Contracts	—	—	(7,662)	—	(7,662)
Forward Foreign Exchange Contracts	—	—	—	(15,356)	(15,356)
Total	$943	$(19,825)	$(11,289)	$(15,356)	$(45,527)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the period ended
	Commodity	Equity	Interest Rate	Currency	June 30, 2015
Future Options Written	$—	$—	$1,845	$—	$1,845
Futures Contracts	—	(6,912)	5,351	—	(1,561)
Options Purchased	—	(28,555)	—	—	(28,555)
Swap Contracts	—	—	(16,367)	—	(16,367)
Forward Foreign Exchange Contracts	—	—	—	(116)	(116)
Total	$—	$(35,467)	$(9,171)	$(116)	$(44,754)

Swap Agreements – The FVIT Wellington Research Managed Risk Portfolio and the FVIT PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive. For the period ended June 30, 2015, the FVIT Wellington Research Managed Risk Portfolio and the FVIT PIMCO Tactical Allocation Portfolio had unrealized losses of $7,613 and $7,662, respectively from swap contracts. For the period ended June 30, 2015, the FVIT Wellington Research Managed Risk Portfolio and the FVIT PIMCO Tactical Allocation Portfolio had realized gains of $2,264 and $16,637, respectively from swap contracts.

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

FVIT American Funds® Managed Risk Portfolio

Gross Amounts Not Offset in
the Statement of Assets &
Assets:						Liabilities
Net Amounts of
			Gross Amounts		Liabilities
	Gross		Offset in the		Presented in the
	Amounts of		Statement of		Statement of		Cash
	Recognized		Assets &		Assets &	Financial	Collateral		Net
Description	Assets		Liabilities		Liabilities	Instruments	Pledged		Amount

Futures Contracts	$3,715	(1)	$—	(1)	$3,715	$—	$3,715	(2)	$—
Total	$3,715		$—		$3,715	$—	$3,715		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

FVIT Wellington Research Managed Risk Portfolio

Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:						Liabilities
Net Amounts of
			Gross Amounts		Liabilities
	Gross		Offset in the		Presented in the
	Amounts of		Statement of		Statement of		Cash
	Recognized		Assets &		Assets &	Financial	Collateral		Net
Description	Liabilities		Liabilities		Liabilities	Instruments	Pledged		Amount

Swap Contract	$7,695	(1)	$—	(1)	$7,695	$—	$7,695	(2)	$—
Total	$7,695		$—		$7,695	$—	$7,695		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

FVIT Select Advisor Managed Risk Portfolio

Gross Amounts Not Offset in
the Statement of Assets &
Assets:						Liabilities
Net Amounts of
			Gross Amounts		Liabilities
	Gross		Offset in the		Presented in the
	Amounts of		Statement of		Statement of		Cash
	Recognized		Assets &		Assets &	Financial	Collateral		Net
Description	Assets		Liabilities		Liabilities	Instruments	Pledged		Amount

Futures Contracts	$15	(1)	$—	(1)	$15	$—	$15	(2)	$—
Total	$15		$—		$15	$—	$15		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

FVIT Franklin Dividend & Income Managed Risk Portfolio

Gross Amounts Not Offset in
the Statement of Assets &
Assets:						Liabilities
Net Amounts of
			Gross Amounts		Liabilities
	Gross		Offset in the		Presented in the
	Amounts of		Statement of		Statement of		Cash
	Recognized		Assets &		Assets &	Financial	Collateral		Net
Description	Assets		Liabilities		Liabilities	Instruments	Pledged		Amount

Futures Contracts	$25,670	(1)	$2,161	(1)	$23,509	$—	$23,509	(2)	$—
Total	$25,670		$2,161		$23,509	$—	$23,509		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

FVIT Goldman Sachs Dynamic Trends Portfolio

					Gross Amounts Not Offset in
					the Statement of Assets &
Liabilities					Liabilities
				Net Amounts of
		Gross Amounts		Liabilities
	Gross	Offset in the		Presented in the
	Amounts of	Statement of		Statement of		Cash
	Recognized	Assets &		Assets &	Financial	Collateral		Net
Description	Liabilities	Liabilities		Liabilities	Instruments	Pledged		Amount

Futures Contracts	$62,938	$224	(1)	$62,714	$—	$62,714	(2)	$—
Options Written	2,184	—		2,184	—	2,184		—
Total	$65,122	$224		$64,898	$—	$64,898		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

FVIT PIMCO Tactical Allocation Portfolio

						Gross Amounts Not Offset in
						the Statement of Assets &
Liabilities:						Liabilities
					Net Amounts of
			Gross Amounts		Liabilities
	Gross		Offset in the		Presented in the
	Amounts of		Statement of		Statement of		Cash
	Recognized		Assets &		Assets &	Financial	Collateral		Net
Description	Liabilities		Liabilities		Liabilities	Instruments	Pledged		Amount
Options Written	$1,079	(1)	$—	(1)	$1,079	$—	$1,079	(2)	$—
Futures Contracts	55,381	(1)	2,184	(1)	53,197	—	53,197	(2)	—
Swap Contracts	7,662	(1)	—	(1)	7,662	—	7,662	(2)	—
Total	$64,122		$2,184		$61,938	$—	$61,938		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales

FVIT American Funds® Managed Risk Portfolio	$73,842,911	$20,249,344
FVIT BlackRock Global Allocation Managed Risk Portfolio	71,358,833	—
FVIT Wellington Research Managed Risk Portfolio	275,085,841	148,156,273
FVIT Balanced Managed Risk Portfolio	33,945,781	13,289,750
FVIT Select Advisor Managed Risk Portfolio	48,440,993	13,289,516
FVIT Franklin Dividend and Income Managed Risk Portfolio	53,152,547	911,028
FVIT Growth Managed Risk Portfolio	189,443,336	62,980,449
FVIT Moderate Growth Managed Risk Portfolio	54,540,116	15,743,467
FVIT Goldman Sachs Dynamic Trends Portfolio	4,092,116	364,463
FVIT PIMCO Tactical Allocation Portfolio	12,349,578	5,591,124

The aggregate amount of purchases and sales for FVIT Wellington Research Managed Risk Portfolio (including paydowns) of investment securities, excluding short-term securities and financial futures during the period ended June 30, 2015, amounted to $275,085,841 and $148,156,273 respectively of which $85,957,700 in purchases and $76,760,241 in sales were from mortgage dollar roll transactions.

The aggregate amount of purchases and sales for FVIT PIMCO Tactical Allocation Portfolio (including paydowns) of investment securities, excluding short-term securities and financial futures during the period ended June 30, 2015, amounted to $ 12,349,578 and $5,591,124 respectively of which $2,288,391 in purchases and $1,042,551 in sales were from mortgage dollar roll transactions.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Forethought Investment Advisors, LLC serves as the Portfolios’ Investment Adviser (the “Adviser”). The Adviser has engaged Milliman Financial Risk Management, LLC (“Milliman”) as a sub-adviser for each Portfolio other than FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio. The Adviser has also engaged Wellington Management Company, LLP (“Wellington”) as the sub-adviser for FVIT Wellington Research Managed Risk Portfolio, Franklin Advisory Services, LLC (“Franklin”) as the sub-adviser for FVIT Franklin Dividend and Income Managed Risk Portfolio, Goldman Sachs Asset Management, L.P. (“GSAM”) as the sub-adviser for FVIT Goldman Sachs Dynamic Trends Allocation Portfolio, and Pacific Investment Management Company LLC (“PIMCO”), as the sub-adviser for FVIT PIMCO Tactical Allocation Portfolio. The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. Certain officers of the Trust are also officers of GFS.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser a management fee, computed on average daily net assets and accrued daily and paid monthly. The following chart details the annual fee for each Portfolio. Pursuant to sub-advisory agreements, the Adviser pays Milliman, Wellington (with respect to the FVIT Wellington Research Managed Risk Portfolio), Franklin (with respect to the FVIT Franklin Dividend and Income Managed Risk Portfolio), PIMCO (with respect to the FVIT PIMCO Tactical Allocation Portfolio and GSAM (with respect to the FVIT Goldman Sachs Dynamic Trends Allocation Portfolio) each a fee, which is computed and paid monthly.

Portfolio	Advisory Fee
FVIT American Funds® Managed Risk Portfolio [1]	0.900% of the first $500 million,
0.875% of the next $500 million
and 0.850% over $1 billion

FVIT BlackRock Global Allocation Managed Risk Portfolio	0.90%
FVIT Wellington Research Managed Risk Portfolio [2]	0.850% of the first $500 million,
0.825% of the next $500 million
and 0.800% over $1 billion

FVIT Balanced Managed Risk Portfolio [3]	0.550% of the first $500 million,
0.525% of the next $500 million
and 0.500% over $1 billion

FVIT Select Advisor Managed Risk Portfolio [4]	0.900% of the first $500 million,
0.875% of the next $500 million
and 0.850% over $1 billion

FVIT Franklin Dividend and Income Managed Risk Portfolio	0.850% of the first $500 million,
0.825% of the next $500 million
and 0.800% over $1 billion

FVIT Growth Managed Risk Portfolio	0.550% of the first $500 million,
0.525% of the next $500 million
and 0.500% over $1 billion

FVIT Moderate Growth Managed Risk Portfolio	0.550% of the first $500 million,
0.525% of the next $500 million
and 0.500% over $1 billion

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	0.850% of the first $500 million,
0.825% of the next $500 million
and 0.800% over $1 billion

FVIT PIMCO Tactical Allocation Portfolio	0.850% of the first $500 million,
0.825% of the next $500 million
and 0.800% over $1 billion

1 – Prior to February 11, 2014, the Portfolio’s advisory fee was 0.90%.

2 – Prior to February 11, 2014, the Portfolio’s advisory fee was 0.85%.

3 – Prior to February 11, 2014, the Portfolio’s advisory fee was 0.55%.

4 – Prior to February 11, 2014, the Portfolio’s advisory fee was 0.90%.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

With respect to each Portfolio, the Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2016, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio’s shares listed below (“Waiver Agreement”). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. The agreements may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser.

Portfolio	Expense Limitation
FVIT American Funds® Managed Risk Portfolio	0.86%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.57%
FVIT Wellington Research Managed Risk Portfolio	1.20%
FVIT Balanced Managed Risk Portfolio	0.91%
FVIT Select Advisor Managed Risk Portfolio	0.63%
FVIT Franklin Dividend and Income Managed Risk Portfolio	1.08%
FVIT Growth Managed Risk Portfolio	0.91%
FVIT Moderate Growth Managed Risk Portfolio	0.91%
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	1.16%
FVIT PIMCO Tactical Allocation Portfolio	1.14%

For the period ended June 30, 2015, the adviser waived fees as follows:

Portfolio	Waiver
FVIT American Funds® Managed Risk Portfolio	$300,811
FVIT BlackRock Global Allocation Managed Risk Portfolio	$733,013
FVIT Wellington Research Managed Risk Portfolio	$17,996
FVIT Balanced Managed Risk Portfolio	$5,034
FVIT Select Advisor Managed Risk Portfolio	$244,344
FVIT Franklin Dividend and Income Managed Risk Portfolio	$86,008
FVIT Growth Managed Risk Portfolio	$27,715
FVIT Moderate Growth Managed Risk Portfolio	$7,331
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	$1,207
FVIT PIMCO Tactical Allocation Portfolio	$1,785

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio’s expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The Adviser may recapture the following amounts by the following dates:

Portfolio	December 31, 2016	December 31, 2017
FVIT American Funds® Managed Risk Portfolio	$13,217	$239,539
FVIT BlackRock Global Allocation Managed Risk Portfolio	$14,505	$622,709
FVIT Wellington Research Managed Risk Portfolio	$14,217	$67,806
FVIT Balanced Managed Risk Portfolio	$11,885	$10,495
FVIT Select Advisor Managed Risk Portfolio	$12,417	$177,153
FVIT Franklin Dividend and Income Managed Risk Portfolio	$—	$43,581

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class II shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios’ shareholder accounts, not otherwise required to be provided by the Adviser. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to fund accounting, fund administration, transfer agency, legal fees, audit fees, compliance services, shareholder reporting expenses, trustees’ fees and custody fees. The approved entities may be affiliates of GFS. GFS provides a Principal Financial Officer to the Portfolios.

For the period ended June 30, 2015, the Trustees received fees as follows:

Portfolio	Fees Received
FVIT American Funds® Managed Risk Portfolio	$9,281
FVIT BlackRock Global Allocation Managed Risk Portfolio	9,281
FVIT Wellington Research Managed Risk Portfolio	9,281
FVIT Balanced Managed Risk Portfolio	9,281
FVIT Select Advisor Managed Risk Portfolio	9,281
FVIT Franklin Dividend and Income Managed Risk Portfolio	9,281
FVIT Growth Managed Risk Portfolio	9,281
FVIT Moderate Growth Managed Risk Portfolio	9,281
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio	4,125
FVIT PIMCO Tactical Allocation Portfolio	4,125

Certain affiliates of the Distributor and GFS provide ancillary services to the Portfolios as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2015, Forethought Life Insurance Company Separate Account A held 100% of the voting securities of each Portfolio for the benefit of others. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk — Forethought Life Insurance Company, certain accounts, or the Adviser’s affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s shares. Redemptions by these entities of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

	For the period ended December 31, 2014
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
FVIT American Funds® Managed Risk Portfolio	$59,598	$2,025	$—	$61,623
FVIT BlackRock Global Allocation Managed Risk Portfolio	135,328	116,166	—	$251,494
FVIT Wellington Research Managed Risk Portfolio	62,178	13,004	—	$75,182
FVIT Balanced Managed Risk Portfolio	5,557	3	—	$5,560
FVIT Select Advisor Managed Risk Portfolio	4,652	—	—	$4,652
FVIT Franklin Dividend and Income Managed Risk Portfolio	—	—	—	$—
FVIT Growth Managed Risk Portfolio	—	—	—	$—
FVIT Moderate Growth Managed Risk Portfolio	—	—	—	$—

There were no distributions paid during the period ended December 31, 2013.

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
FVIT American Funds® Managed Risk Portfolio	$1,454,489	$—	$(178,313)	$—	$—	$1,152,212	$2,428,388
FVIT BlackRock Global Allocation Managed Risk Portfolio	4,169,680	10,084,956	—	—	—	(15,343,978)	(1,089,342)
FVIT Wellington Research Managed Risk Portfolio	353,281	—	—	—	—	4,021,740	4,375,021
FVIT Balanced Managed Risk Portfolio	295,026	—	(241,215)	—	—	1,025,902	1,079,713
FVIT Select Advisor Managed Risk Portfolio	383,108	—	(52,990)	—	—	1,559,590	1,889,708
FVIT Franklin Dividend and Income Managed Risk Portfolio	615,409	—	(357,403)	—	—	2,483,549	2,741,555
FVIT Growth Managed Risk Portfolio	1,296,930	—	(3,080,614)	—	—	5,379,676	3,595,992
FVIT Moderate Growth Managed Risk Portfolio	336,129	—	(248,207)	—	—	1,078,226	1,166,148

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from C-Corporations and mark-to-market on open futures contracts.

At December 31, 2014, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
FVIT American Funds® Managed Risk Portfolio	$178,313	$—	$178,313	Non-Expiring
FVIT BlackRock Global Allocation Managed Risk Portfolio	—	—	—
FVIT Wellington Research Managed Risk Portfolio	—	—	—
FVIT Balanced Managed Risk Portfolio	190,625	50,590	241,215	Non-Expiring
FVIT Select Advisor Managed Risk Portfolio	52,990	—	52,990
FVIT Franklin Dividend and Income Managed Risk Portfolio	104,988	252,415	357,403	Non-Expiring
FVIT Growth Managed Risk Portfolio	1,415,043	1,665,571	3,080,614	Non-Expiring
FVIT Moderate Growth Managed Risk Portfolio	190,002	58,205	248,207	Non-Expiring

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of non-deductible expenses, paydowns and foreign currency losses, the reclass of Portfolio distributions, and adjustments related to real estate investment trusts, C-Corporation return of capital distributions, passive foreign investment companies and swaps, resulted in reclassification for the following Portfolios for the period ended December 31, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
FVIT American Funds® Managed Risk Portfolio	$—	$(87)	$87
FVIT BlackRock Global Allocation Managed Risk Portfolio	—	54	(54)
FVIT Wellington Research Managed Risk Portfolio	—	7,953	(7,953)
FVIT Balanced Managed Risk Portfolio	—	(214)	214
FVIT Select Advisor Managed Risk Portfolio	—	—	—
FVIT Franklin Dividend and Income Managed Risk Portfolio	—	—	—
FVIT Growth Managed Risk Portfolio	(12,894)	12,894	—
FVIT Moderate Growth Managed Risk Portfolio	(3,674)	3,674	—

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The FVIT American Funds® Managed Risk Portfolio currently invests a portion of its assets in American Funds Insurance Series – Bond Fund. The American Funds Insurance Series – Bond Fund is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the American Funds Insurance Series – Bond Fund at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the American Funds Insurance Series – Bond Fund. The financial statements of the American Funds Insurance Series – Bond Fund, including the portfolio of investments, can be found at the American Funds website, http://www.americanfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2015, the Portfolio invested 29.7% of its net assets in the American Funds Insurance Series – Bond Fund.

FVIT Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The FVIT BlackRock Global Allocation Managed Risk Portfolio currently invests a portion of its assets in BlackRock Global Allocation V.I. Fund. The BlackRock Global Allocation V.I. Fund is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the BlackRock Global Allocation V.I. Fund at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the BlackRock Global Allocation V.I. Fund. The financial statements of the BlackRock Global Allocation V.I. Fund, including the portfolio of investments, can be found at the BlackRock website, http://www2.blackrock.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2015, the Portfolio invested 95% of its net assets in the BlackRock Global Allocation V.I. Fund.

The FVIT Balanced Managed Risk Portfolio currently invests a portion of its assets in iShares Core U.S. Aggregate Bond ETF. The iShares Core U.S. Aggregate Bond ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the iShares Core U.S. Aggregate Bond ETF at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the iShares Core U.S. Aggregate Bond ETF. The financial statements of the iShares Core U.S. Aggregate Bond ETF, including the portfolio of investments, can be found at the iShares website, http://us.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2015, the Portfolio invested 28.2% of its net assets in the iShares Core U.S. Aggregate Bond ETF.

The FVIT Balanced Managed Risk Portfolio, FVIT Growth Managed Risk Portfolio, and FVIT Moderate Growth Managed Risk Portfolio currently invest a portion of their assets in iShares Core S&P 500 ETF. The iShares Core S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the iShares Core S&P 500 ETF at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolios may be directly affected by the performance of the iShares Core S&P 500 ETF. The financial statements of the iShares Core S&P 500 ETF, including the portfolio of investments, can be found at the iShares website, http://us.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2015, the Portfolios invested the following of percentages of their respective net assets in the iShares Core S&P 500 ETF:

FVIT Balanced Managed Risk Portfolio	35.5%
FVIT Growth Managed Risk Portfolio	46.5%
FVIT Moderate Growth Managed Risk Portfolio	41.0%

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FVIT Portfolios
EXPENSE EXAMPLES
June 30, 2015 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class II Shares	Expense Ratio	1-1-15	6-30-15	Period	6-30-15	Period
FVIT American Funds® Managed Risk Portfolio*	0.86%	$1,000.00	$1,010.10	$4.29	$1,020.53	$4.31
FVIT BlackRock Global Allocation Managed Risk Portfolio*	0.57%	$1,000.00	$1,023.40	$2.86	$1,021.97	$2.86
FVIT Wellington Research Managed Risk Portfolio*	1.20%	$1,000.00	$1,021.30	$6.01	$1,018.84	$6.01
FVIT Balanced Managed Risk Portfolio*	0.91%	$1,000.00	$1,006.50	$4.53	$1,020.28	$4.56
FVIT Select Advisor Managed Risk Portfolio*	0.63%	$1,000.00	$1,006.40	$3.13	$1,021.67	$3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

FVIT Portfolios
EXPENSE EXAMPLES (Continued)
June 30, 2015 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class II Shares	Expense Ratio	1-1-15	6-30-15	Period	6-30-15	Period

FVIT Franklin Dividend and Income Managed Risk Portfolio*	1.08%	$1,000.00	$991.50	$5.33	$1,019.44	$5.41
FVIT Growth Managed Risk Portfolio*	0.91%	$1,000.00	$997.10	$4.51	$1,020.28	$4.56
FVIT Moderate Growth Managed Risk Portfolio*	0.91%	$1,000.00	$1,005.70	$4.53	$1,020.28	$4.56
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio**	1.16%	$1,000.00	$987.00	$1.89	$1,019.04	$5.81
FVIT PIMCO Tactical Allocation Portfolio**	1.14%	$1,000.00	$983.00	$1.86	$1,019.14	$5.71

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Actual” expense information for the Portfolios are for the period from 04/30/15 (date of initial investment) to 06/30/15. Actual expenses are equal to the Portfolio’s annualized net expense ratio multiplied by 61/181 (to reflect the period from initial investment to June 30 2015).

“Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

FVIT Portfolios
SUPPLEMENTAL INFORMATION
June 30, 2015 (Unaudited)

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio & FVIT PIMCO Tactical Allocation Portfolio (Adviser – Forethought Investment Advisors, LLC)

At an in-person meeting held on February 6, 2015, the Board of Trustees (the “Trustees” or the “Board”) of Forethought Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an amendment to the existing investment advisory agreement (the “Advisory Agreement”) between Forethought Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust to add FVIT Goldman Sachs Dynamic Trends Allocation Portfolio (“FVIT GS”) and FVIT PIMCO Tactical Allocation Portfolio (“FVIT PIMCO”) (each a “New Fund” and collectively the “New Funds). The Trustees requested, received and reviewed written responses from the Adviser to questions posed to the Adviser on behalf of the Trustees. The Trustees also received in-person presentations concerning the Advisory Agreement from personnel of the Adviser at the February 6, 2015 meeting.

Prior to the meeting, the Trustees received a memorandum from counsel to the Trust describing the legal standards for their consideration of the approval of the Advisory Agreement. Prior to voting on the approval of the Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the experience of the Adviser and of the personnel who will be responsible for servicing the New Funds, and noted the many years of financial industry experience as well as portfolio management, compliance, and operations experience of the Adviser’s personnel. The Trustees reviewed the description provided by the Adviser of its proposed practices for monitoring compliance with the New Funds’ investment limitations and concluded that such practices were adequate. The Trustees reviewed the Adviser’s philosophy and process for managing the New Funds. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to each New Fund were satisfactory.

Performance. The Trustees considered the Adviser’s prior performance in managing the existing Funds of the Trust. The Trustees also considered that the Adviser would retain Goldman Sachs Asset Management, L.P. (“GSAM”) and Pacific Investment Management Company LLC (“PIMCO”) as sub-advisers to manage respective portions of the New Funds’ assets on a day-to-day basis, subject to the Adviser’s oversight. The Trustees reviewed composite performance information for accounts managed by PIMCO with similar strategies to those of FVIT PIMCO. The Trustees concluded that the Adviser is capable of managing the New Funds in a manner that seeks to achieve the New Funds’ investment objectives.

Fees and Expenses. The Trustees discussed the advisory fees and total operating expense data provided to them and reviewed the New Funds’ proposed advisory fees and overall expenses compared to peer groups comprised of funds selected by the Adviser with similar investment objectives and strategies and of similar size. The Trustees also considered the “spread” between the proposed advisory and sub-advisory fees at various asset levels for the New Funds. Based on their review, the Trustees concluded that the fees and expenses proposed to be charged to the New Funds are not unreasonable in light of the services to be provided by the Adviser to the New Funds.

21389161.1.BUSINESS

FVIT Portfolios
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2015 (Unaudited)

Economies of Scale. The Trustees discussed the Adviser’s expectations for growth of the New Funds. The Trustees considered that although the New Funds had not yet commenced operations and material economies of scale may not be achieved in the near term, the New Funds’ advisory fee schedule contains breakpoints to share economies of scale with shareholders as assets increase. The Trustees noted that they would revisit the breakpoints as the New Funds grow in size in order to ensure that any benefits of economies of scale are appropriately shared with shareholders.

Profitability. The Trustees considered the level of profits that could be expected to accrue to the Adviser with respect to the New Funds. The Trustees reviewed and considered an estimated profitability report and analysis and selected financial information of the Adviser provided by the Adviser. The Trustees concluded that based on the services to be provided and the projected growth of the New Funds, the advisory fees were not unreasonable and that anticipated profits from the Adviser’s relationship with the New Funds were not excessive.

Other Benefits. The Trustees considered other benefits to the Adviser and its affiliates from their proposed relationships with the New Funds, including the role of the New Funds in supporting the variable annuity products offered by Forethought Life Insurance Company (“FLIC”). The Trustees noted that FLIC would receive 12b-1 fees from the New Funds.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees, including the Independent Trustees voting separately, unanimously concluded that approving the Advisory Agreement for an initial two-year term with respect to the New Funds is in the best interests of the New Funds and their future shareholders. They noted that in considering the Advisory Agreement, the Independent Trustees did not identify any one factor as all important. Moreover, each Trustee may have afforded different weight to the various factors in reaching a conclusion with respect to the Advisory Agreements for each new Fund.

FVIT Portfolios
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2015 (Unaudited)

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio (Sub-Adviser – Goldman Sachs Asset Management, L.P.)

At an in-person meeting held on February 6, 2015, the Board of Trustees (the “Trustees” or the “Board”) of Forethought Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Forethought Investment Advisors, LLC (the “Adviser”) and Goldman Sachs Asset Management L.P. (“GSAM”), on behalf of FVIT Goldman Sachs Dynamic Trends Allocation Portfolio (“FVIT GS”). The Trustees requested, received and reviewed written responses from the Adviser and from GSAM to questions posed to the Adviser on behalf of the Trustees. The Trustees also received a presentation concerning the Sub-Advisory Agreement from personnel of GSAM at the February 6, 2015 meeting.

Prior to the meeting, the Trustees received a memorandum from counsel to the Trust describing the legal standards for their consideration of the approval of the Sub-Advisory Agreement. Prior to voting on the approval of the Sub-Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the nature of the services to be provided by GSAM. The Trustees reviewed GSAM’s investment philosophy and process. The Trustees reviewed the resources, experience and capabilities of GSAM and the personnel who will provide services to FVIT GS. The Trustees also noted the Adviser’s recommendation that GSAM should be retained. The Trustees concluded that GSAM’s experience and reputation demonstrate that GSAM is capable of providing high quality services to FVIT GS.

Performance. The Trustees reviewed backtested performance information for the strategy proposed for FVIT GS. The Trustees concluded that GSAM is capable of managing FVIT GS in a manner that contributes to achieving FVIT GS’ investment objectives.

Fees and Expenses. The Trustees reviewed the proposed sub-advisory fee arrangement for FVIT GS and noted the representations of the Adviser that the fee arrangement was negotiated by the Adviser on an arm’s length basis. The Trustees concluded that GSAM’s proposed sub-advisory fees for FVIT GS are not unreasonable in light of the services to be provided by GSAM.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of FVIT GS. The Trustees concluded that the sub-advisory fees to be paid by the Adviser to GSAM will reflect the benefits of economies of scale resulting from the growth of assets.

Profitability. The Trustees were not provided with information on GSAM’s anticipated profitability with respect to managing FVIT GS. However, based on the factors considered in setting FVIT GS’s proposed sub-advisory fee, the Trustees concluded that GSAM’s profits with respect to FVIT GS would not be unreasonable.

Other Benefits. The Trustees considered other benefits to GSAM and its affiliates from its proposed relationship with FVIT GS.

Conclusion. Having requested and received such information from the Adviser and GSAM as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as

FVIT Portfolios
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2015 (Unaudited)

assisted by the advice of counsel, the Trustees, including the Independent Trustees voting separately, unanimously concluded that approving the Sub-Advisory Agreement for an initial two-year term is in the best interests of FVIT GS and its future shareholders. In considering the proposed Sub-Advisory Agreement, the Trustees did not identify any one factor as all important. Additionally, each Trustee may have afforded different weight to the various factors in reaching a conclusion with respect to the Sub-Advisory Agreement.

FVIT Portfolios
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2015 (Unaudited)

FVIT PIMCO Tactical Allocation Portfolio (Sub-Adviser – Pacific Investment Management Company LLC)

At an in-person special meeting held on February 6, 2015, the Board of Trustees (the “Trustees” or the “Board”) of Forethought Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Forethought Investment Advisors, LLC (the “Adviser”) and Pacific Investment Management Company LLC (“PIMCO”), on behalf of FVIT PIMCO Tactical Allocation Portfolio (“FVIT PIMCO”). The Trustees requested, received and reviewed written responses from the Adviser and from PIMCO to questions posed to the Adviser on behalf of the Trustees. The Trustees also received a presentation concerning the Sub-Advisory Agreement from personnel of PIMCO at the February 6, 2015 meeting.

Prior to the meeting, the Trustees received a memorandum from counsel to the Trust describing the legal standards for their consideration of the approval of the Sub-Advisory Agreement. Prior to voting on the approval of the Sub-Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the nature of the services to be provided by PIMCO. The Trustees reviewed PIMCO’s investment philosophy and process. The Trustees reviewed the resources, experience and capabilities of PIMCO and the personnel who will provide services to FVIT PIMCO. The Trustees also noted the Adviser’s recommendation that PIMCO should be retained. The Trustees concluded that PIMCO’s experience and reputation demonstrate that PIMCO is capable of providing high quality services to FVIT PIMCO.

Performance. The Trustees reviewed composite performance for accounts managed by PIMCO with similar strategies to those of FVIT PIMCO. The Trustees concluded that PIMCO is capable of managing the Fund in a manner that contributes to achieving FVIT PIMCO’s investment objectives.

Fees and Expenses. The Trustees reviewed the proposed sub-advisory fee arrangement for FVIT PIMCO and noted the representations of the Adviser that the fee arrangement was negotiated by the Adviser on an arm’s length basis. The Trustees concluded that PIMCO’s proposed sub-advisory fees for FVIT PIMCO are not unreasonable in light of the services to be provided by PIMCO to FVIT PIMCO.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to PIMCO’s management of FVIT PIMCO. The Trustees concluded that the sub-advisory fees to be paid by the Adviser to PIMCO will reflect the benefits of economies of scale resulting from the growth of assets.

Profitability. The Trustees were not provided with information on PIMCO’s anticipated profitability with respect to managing FVIT PIMCO. However, based on factors considered in setting FVIT PIMCO’s proposed sub-advisory fee, the Trustees concluded that PIMCO’s profits with respect to FVIT PIMCO would not be unreasonable.

Other Benefits. The Trustees considered other benefits to PIMCO and its affiliates from its proposed relationship with FVIT PIMCO.

FVIT Portfolios
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2015 (Unaudited)

Conclusion. Having requested and received such information from the Adviser and PIMCO as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees, including the Independent Trustees voting separately, unanimously concluded that approving the Sub-Advisory Agreement for an initial two-year term is in the best interests of FVIT PIMCO and its future shareholders. In considering the proposed Sub-Advisory Agreement, the Trustees did not identify any one factor as all important. Additionally, each Trustee may have afforded different weight to the various factors in reaching a conclusion with respect to the Sub-Advisory Agreement.

PRIVACY NOTICE

FVIT

FACTS	WHAT DOES FVIT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FVIT chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does FVIT share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-881-7735

PRIVACY NOTICE

FVIT

What we do:
How does FVIT protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does FVIT collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● FVIT has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● FVIT does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● FVIT doesn’t jointly market.

PROXY VOTING

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 (disclosed on Form N-PX) as well as information regarding the policies and procedures that the Portfolios use to determine how to vote proxies (disclosed in the Portfolios’ Statement of Additional Information) is available without charge, upon request, by calling 1-877-881-7735 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Qs are available: (i) on the SEC’s website at http://www.sec.gov; (ii) on the Portfolios’ website at www.geminifund.com/ForethoughtDocuments; and (iii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR
Forethought Investment Advisors, LLC
300 North Meridian Street, Suite 1800
Indianapolis, IN 46204

INVESTMENT SUB-ADVISORS
Franklin Advisory Services, LLC
55 Challenger Road, Suite 501
Ridgefield Park, NJ 07660

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company, LLP
280 Congress Street
Boston, MA 02210

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 09/01/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 09/01/15

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 09/01/15